SEMI-ANNUAL REPORT

                          U.S. GLOBAL INVESTORS FUNDS
                                DECEMBER 31, 2001

[GRAPHIC: U.S. Global Investors logo. Back ground collage of flag, paper money, map]
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                          U.S. GLOBAL INVESTORS FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001

                                  (UNAUDITED)

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                               TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS ....................................................   1

MANAGEMENT TEAMS' PERSPECTIVES ............................................   4

PORTFOLIOS OF INVESTMENTS .................................................  31

NOTES TO PORTFOLIOS OF INVESTMENTS ........................................  57

STATEMENTS OF ASSETS AND LIABILITIES ......................................  60

STATEMENTS OF OPERATIONS ..................................................  64

STATEMENTS OF CHANGES IN NET ASSETS .......................................  68

NOTES TO FINANCIAL STATEMENTS .............................................  74

FINANCIAL HIGHLIGHTS ......................................................  82

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                                QUOTRON SYMBOLS
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U.S. TREASURY SECURITIES CASH FUND ....................................  USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND ...............................  UGSXX

TAX FREE FUND .........................................................  USUTX

NEAR-TERM TAX FREE FUND ...............................................    N/A

ALL AMERICAN EQUITY FUND ..............................................  GBTFX

CHINA REGION OPPORTUNITY FUND .........................................  USCOX

GLOBAL RESOURCES FUND .................................................  PSPFX

WORLD GOLD FUND .......................................................  UNWPX

GOLD SHARES FUND ......................................................  USERX


[GRAPHIC: USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 210.308.1217
www.usfunds.com

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 U.S. GLOBAL INVESTORS FUNDS
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DEAR SHAREHOLDER

Last year was one of the most challenging years for       -------------------
investors around the world, as the bear market and        |                 |
economy continued its decline. The crisis of September    | Photograph of   |
11th shocked the American psyche and woke up so many      | Frank E. Holmes |
people, both in this country and [PHOTO] around the       |                 |
world, as to what a great country America is. The         |                 |
collective vote of confidence resulting from the          |                 |
massive, unexpected assault has focused the government    |                 |
on fast tracking both a turnaround of the economy         -------------------
and a pursuit of the "evildoers"--the terrorists--in Afghanistan. The best experience for me was witnessing the courage of New Yorkers and the support of fellow Americans, with all being thankful of who we are and the values we stand for.

Greenspan's decisive actions to drop interest rates to historical lows in a short period of time has made it difficult for so many investors who invested in money market funds for a safe and high monthly income. Short-term interest rates and monthly income from money funds have declined over 60 percent this year.

The fear of continuing economic slowdown, layoffs and falling stock prices created a massive shift from equity to money funds in 2001 as investors sought safety of principal. As Will Rogers once stated, there are times when people become more concerned with the return of their money, not the return on it. However, investors frightened of the stock market missed a great opportunity that was occurring in the bond market. As the government aggressively dropped interest rates, bond prices rose.

Investors are reminded that it is important to diversify not only your equity investments but also your fixed income investments. So I strongly urge you to seriously consider the benefits of diversifying some of your money market fund assets into our Near-Term Tax Free Fund that received a 5-star Morningstar Rating out of 1,647 municipal bond funds for the three-year period ending December 31, 2001. (3) You could be earning higher monthly tax-free income with a relatively stable net asset value per share. Today, many investors are rushing out of money funds and buying five-year bank CDs to earn extra income.(6) Sadly, they do not realize the penalties and risks of locking their money up for several years when they could easily diversify into our higher yielding tax free funds with instant liquidity.

Did you know that the U.S. Government Securities Savings Fund(1) invests in the heart of America? That's right. When you invest in the U.S. Government Securities Savings Fund, you are investing in (1) the bread basket of America--the farming industry (Federal Farm Credit Bank, which makes loans to farmers and other agricultural endeavors); (2) the backbone of the housing industry (the Federal Home Loan Bank, which works in conjunction with local banks, thrifts and credit unions to provide mortgages to home buyers); and (3) the development of America's intellectual capital, our education system (USA Education, Inc., the parent

                                                                               1

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 U.S. GLOBAL INVESTORS FUNDS
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company of Student Loan Marketing Association, which lends money to students for undergraduate and graduate study).

Also, did you know the U.S. Government Securities Savings Fund invests only in short-term securities issued by the U.S. government and agencies backed by the full faith and credit of the federal government? These agencies' securities typically carry a higher yield than U.S. Treasury securities and are exempt from state and local income taxes.(1)

We believe the bear market is behind us and look forward to modest growth in earnings and a turnaround in the economy. Therefore, we strongly suggest investors diversify into the market by allocating some of their assets to the All American Equity Fund.(5) For those more adventurous investors, a turnaround in the American economy is also great for the China Region Opportunity Fund because the U.S. economy is the catalyst for world economic growth.(7)

Additionally, gold investing has made a turnaround and our gold funds have been improving their performance. As always, we believe gold is an important asset for a diversified portfolio, but we still recommend that investors limit their gold exposure to 3-5 percent of their whole portfolio.(2)

I urge you to visit our website and explore our investment tools that are easy yet clever and exciting to use. These investment tools offer you and your family a unique way to appreciate the need to save regularly and the power in diversifying your savings plan.

Sincerely,

/s/ Frank Holmes

Frank E. Holmes
Chairman & CEO
U.S. Global Investors, Inc.

P.S. Is minimizing losses and reducing negative performance important to you? Then check out the latest ranking and the rating that our Near-Term Tax Free Fund received. It earned not only the coveted 5-star Morningstar Rating,(3) but also the new, highly sophisticated rating from Lipper, who provides the Wall Street Journal with its daily fund quotes. The Near-Term Tax Free Fund received the Lippers Leader rating among 20 percent of its peer group of short-intermediate term municipal bond funds for the 36 months period ending December 31, 2001.(4)

For more complete information about any U.S. Global fund, including charges and expenses, obtain a prospectus by visiting us at www.usfunds.com or call 1-800-US-FUNDS. Read it carefully before you invest or send money. Past performance is no guarantee of future results.

(1) An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency.

2

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    Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

(2) The Gold Share and World Gold Funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 3 percent-5 percent of your portfolio in gold or gold stocks.

(3) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10 percent of funds in each broad asset class receive 5 stars, the next 22.5 percent receive 4 stars, the next 35 percent receive 3 stars, the next 22.5 percent receive 2 stars and the bottom 10 percent receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year Morningstar Rating metrics. The Near-Term Tax Free Fund was rated against the following numbers of U.S.-domiciled short-intermediate municipal bond funds over the following time periods: 1,647 funds in the last three years, 1,445 funds in the last five years, and 487 funds in the last 10 years. With respect to these short-intermediate term municipal bond funds, The Near-Term Tax Free Fund received a Morningstar Rating of 5 stars, 4 stars and 3 stars for the three-, five- and 10-year periods, respectively. Past performance is no guarantee of future results.

    The Adviser for the Near-Term Tax Free and Tax Free Funds has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.70 percent through June 30, 2002, or until such later date as the Adviser determines. Tax-exempt income may subject investors to Alternative Minimum Tax.

(4) Lipper Leaders for Preservation ratings reflect the degree of a fund's historical success in avoiding periods of losses relative to other funds within the same asset class for 36 consecutive months, ending December 31, 2001. Ratings are subject to change every month. The top 20 percent of funds are named Lipper Leaders for Preservation. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds.

(5) The Adviser for the All American Equity Fund guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 1.50 percent, through June 30, 2002, or until such later date as the Adviser determines.

(6) Unlike mutual funds, CDs generally have a fixed rate of return and are insured by the FDIC up to $100,000.

(7) Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

                                                                               3

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 MONEY MARKET FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

    U.S. TREASURY SECURITIES CASH FUND          AS OF DECEMBER 31, 2001
   ----------------------------------------     -----------------------
      7-Day Yield                                       0.96%
      7-Day Effective Yield                             0.96%
      Weighted Average Days to Maturity                   33

    U.S. GOVERNMENT SECURITIES SAVINGS FUND     AS OF DECEMBER 31, 2001
   ----------------------------------------     -----------------------
      7-Day Yield                                       1.79%
      7-Day Effective Yield                             1.81%
      Weighted Average Days to Maturity                   55

   An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

A lot has changed in the past six months. The most significant event was obviously the tragedy of September 11, 2001, whose ramifications are still not fully known.

At the end of June 2001, the Federal Reserve (Fed) downshifted to 25-basis-point cuts and was widely believed to be moving into the fine-tuning stage of this rate cycle. Since that time, the Fed has cut interest rates 200 basis points. The Fed continued the 25-basis-point incremental cuts at its August Federal Open Market Committee meeting as signs of economic stabilization began developing. Then on September 11, 2001, everything changed. The Fed cut interest rates by 50 basis points on September 17 and again on October 2, with at least 75 basis points possibly attributable to the

4

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 MONEY MARKET FUNDS
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terrorist attacks. The Fed followed those cuts with another 50 basis points in
November and an additional 25 points in December.

Also in December, the economy began to show signs of recovery again. Tax rebate checks had been distributed by October, a full year's worth of interest rate cuts was having an impact, energy prices were materially lower and the terrorist threat was diminishing.

The market responded much as you would expect. The three- and six-month T-bills fell by 1.93 percent and 1.85 percent, respectively. The money market agency yield curve followed suit, falling close to 2 percent. The yield curve at the beginning of the period was basically flat, while by the end of the period, the curve had a more positive slope, particularly in one-year maturities.

INVESTMENT HIGHLIGHTS

The U.S. Government Securities Savings Fund continued to reduce its exposure to floating rate securities. For much of the period, the fund took a barbell approach by buying very short-term securities and long term fixed rate securities, while avoiding intermediate maturities. The flat yield curve did not offer incremental yield pickup, and buying longer maturities was a somewhat defensive position. The U.S. Treasury Securities Cash Fund generally maintained a relatively larger portion in fixed-rate treasuries instead of repurchase agreements.

CURRENT OUTLOOK

The economic outlook is brighter than it has been in some time. The Fed has aggressively cut interest rates over the past year, and conventional wisdom tells us that monetary policy works with a 12-month lag. A tax cut was passed earlier in 2001, and government spending is on the rise. Energy prices are significantly lower, and inflation is in a downtrend.

On the other hand, the consumer is stretched with a high debt burden and low savings rate. Corporate America is also struggling with weak cash flows and anemic profit growth. Excess capacity may be an impediment to a rebound, particularly in the high tech and telecom areas.

A survey of the economic landscape indicates that the positives outweigh the negatives, and the economy appears poised for recovery. The Fed may still continue to reduce interest rates in the near term but may be forced to take some back before 2002 is over.

                                                                               5

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 TAX FREE FUNDS
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MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income that is exempt from federal income taxation and to preserve capital. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE

                             NEAR-TERM TAX FREE FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                                                LEHMAN
                                                                3-YEAR
                                      NEAR-TERM TAX            MUNICIPAL
        DATE                            FREE FUND             BOND INDEX
     ----------                       -------------           ----------
     12/31/1991                         $10,000.00            $10,000.00
      1/31/1992                           9,980.69             10,043.06
      2/28/1992                           9,970.99             10,046.44
      3/31/1992                           9,970.99             10,023.64
      4/30/1992                          10,049.42             10,099.63
      5/29/1992                          10,197.21             10,184.06
      6/30/1992                          10,375.41             10,308.17
      7/31/1992                          10,723.91             10,509.12
      8/31/1992                          10,473.82             10,461.84
      9/30/1992                          10,524.08             10,547.11
     10/30/1992                          10,241.28             10,505.74
     11/30/1992                          10,525.48             10,579.20
     12/31/1992                          10,657.94             10,643.36
      1/29/1993                          10,770.67             10,723.57
      2/26/1993                          11,234.03             10,890.75
      3/31/1993                          11,068.52             10,858.66
      4/30/1993                          11,182.85             10,921.99
      5/31/1993                          11,172.40             10,950.69
      6/30/1993                          11,319.27             11,021.61
      7/30/1993                          11,350.89             11,026.68
      8/31/1993                          11,467.15             11,129.69
      9/30/1993                          11,551.93             11,178.66
     10/29/1993                          11,583.87             11,202.30
     11/30/1993                          11,551.81             11,187.10
     12/31/1993                          11,702.12             11,305.30
      1/31/1994                          11,778.25             11,396.49
      2/28/1994                          11,658.28             11,290.10
      3/31/1994                          11,472.19             11,154.17
      4/29/1994                          11,494.16             11,220.03
      5/31/1994                          11,538.29             11,272.37
      6/30/1994                          11,549.36             11,275.75
      7/29/1994                          11,649.40             11,369.47
      8/31/1994                          11,682.85             11,410.00
      9/30/1994                          11,671.66             11,381.29
     10/31/1994                          11,649.21             11,353.43
     11/30/1994                          11,615.45             11,333.16
     12/30/1994                          11,694.54             11,382.13
      1/31/1995                          11,773.86             11,476.70
      2/28/1995                          11,842.05             11,597.43
      3/31/1995                          11,921.91             11,701.28
      4/28/1995                          11,956.27             11,740.97
      5/31/1995                          12,082.73             11,920.80
      6/30/1995                          12,128.89             11,949.51
      7/31/1995                          12,198.40             12,075.31
      8/31/1995                          12,256.48             12,169.87
      9/29/1995                          12,291.47             12,204.49
     10/31/1995                          12,338.29             12,262.75
     11/30/1995                          12,420.55             12,341.27
     12/29/1995                          12,455.93             12,391.93
      1/31/1996                          12,550.84             12,489.02
      2/29/1996                          12,550.84             12,491.56
      3/29/1996                          12,491.13             12,461.16
      4/30/1996                          12,491.13             12,476.36
      5/31/1996                          12,503.15             12,487.33
      6/28/1996                          12,575.56             12,561.63
      7/31/1996                          12,648.25             12,631.71
      8/30/1996                          12,684.74             12,650.29
      9/30/1996                          12,770.20             12,727.12
     10/31/1996                          12,855.99             12,815.77
     11/29/1996                          12,991.31             12,935.66
     12/31/1996                          12,991.31             12,941.57
      1/31/1997                          13,040.95             12,998.14
      2/28/1997                          13,113.19             13,061.47
      3/31/1997                          13,025.68             12,993.92
      4/30/1997                          13,089.68             13,049.64
      5/30/1997                          13,211.89             13,156.03
      6/30/1997                          13,311.77             13,233.71
      7/31/1997                          13,533.84             13,390.75
      8/29/1997                          13,463.82             13,364.57
      9/30/1997                          13,590.28             13,459.98
     10/31/1997                          13,649.25             13,519.93
     11/28/1997                          13,692.99             13,558.76
     12/31/1997                          13,836.25             13,650.79
      1/30/1998                          13,947.66             13,741.13
      2/27/1998                          13,941.16             13,769.84
      3/31/1998                          13,935.95             13,791.79
      4/30/1998                          13,917.63             13,773.22
      5/29/1998                          14,068.62             13,900.71
      6/30/1998                          14,113.41             13,947.15
      7/31/1998                          14,155.86             13,997.80
      8/31/1998                          14,315.66             14,133.74
      9/30/1998                          14,454.67             14,223.24
     10/30/1998                          14,447.97             14,292.47
     11/30/1998                          14,469.48             14,327.09
     12/31/1998                          14,477.57             14,361.70
      1/29/1999                          14,604.75             14,491.73
      2/26/1999                          14,569.46             14,507.77
      3/31/1999                          14,581.72             14,520.43
      4/30/1999                          14,628.18             14,565.18
      5/31/1999                          14,587.05             14,544.07
      6/30/1999                          14,445.45             14,457.11
      7/30/1999                          14,514.43             14,528.88
      8/31/1999                          14,470.11             14,546.61
      9/30/1999                          14,510.42             14,601.49
     10/29/1999                          14,483.94             14,603.17
     11/30/1999                          14,565.03             14,667.34
     12/31/1999                          14,535.56             14,643.70
      1/31/2000                          14,517.25             14,669.87
      2/29/2000                          14,565.31             14,716.31
      3/31/2000                          14,687.28             14,792.30
      4/28/2000                          14,648.85             14,793.99
      5/31/2000                          14,633.15             14,809.19
      6/30/2000                          14,828.06             14,996.62
      7/31/2000                          14,964.70             15,118.16
      8/31/2000                          15,096.02             15,232.38
      9/30/2000                          15,088.77             15,236.77
     10/31/2000                          15,186.17             15,323.17
     11/30/2000                          15,253.27             15,384.67
     12/31/2000                          15,478.70             15,556.00
      1/31/2001                          15,640.24             15,792.12
      2/28/2001                          15,674.15             15,853.88
      3/31/2001                          15,776.18             15,965.33
      4/30/2001                          15,709.39             15,942.00
      5/31/2001                          15,837.45             16,087.22
      6/30/2001                          15,897.22             16,158.86
      7/31/2001                          16,039.56             16,291.33
      8/31/2001                          16,210.93             16,458.58
      9/30/2001                          16,256.17             16,542.56
     10/31/2001                          16,371.09             16,650.16
     11/30/2001                          16,264.89             16,596.98
     12/31/2001                          16,193.37             16,581.14

     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
     Near-Term Tax Free Fund        4.93%      4.50%     4.62%      1.86%
     Lehman 3-Year Municipal Bond
       Index                        5.19%      5.08%     6.59%      2.61%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 2 to 4 years. The Advisor has limited the fund's total operating expenses to .70% through June 30, 2002.

6

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 TAX FREE FUNDS
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                                  TAX FREE FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                                                LEHMAN
                                                                10-YEAR
                                           TAX                 MUNICIPAL
        DATE                            FREE FUND             BOND INDEX
     ----------                      --------------           ----------
     12/31/1991                      $   10,000.00          $   10,000.00
     1/31/1992                       $    9,974.14          $   10,021.02
     2/28/1992                       $    9,982.80          $   10,005.80
     3/31/1992                       $    9,974.10          $    9,990.58
     4/30/1992                       $   10,052.84          $   10,085.53
     5/29/1992                       $   10,184.65          $   10,203.67
     6/30/1992                       $   10,378.98          $   10,380.53
     7/31/1992                       $   10,769.64          $   10,720.84
     8/31/1992                       $   10,555.67          $   10,593.99
     9/30/1992                       $   10,591.49          $   10,682.42
     10/30/1992                      $   10,357.52          $   10,573.33
     11/30/1992                      $   10,592.71          $   10,766.50
     12/31/1992                      $   10,719.90          $   10,891.89
     1/29/1993                       $   10,802.29          $   11,075.27
     2/26/1993                       $   11,179.22          $   11,480.45
     3/31/1993                       $   11,031.52          $   11,313.01
     4/30/1993                       $   11,179.84          $   11,420.65
     5/31/1993                       $   11,217.07          $   11,460.52
     6/30/1993                       $   11,413.37          $   11,686.66
     7/30/1993                       $   11,432.14          $   11,716.02
     8/31/1993                       $   11,667.76          $   11,958.83
     9/30/1993                       $   11,809.70          $   12,105.97
     10/29/1993                      $   11,847.74          $   12,125.90
     11/30/1993                      $   11,733.08          $   12,026.60
     12/31/1993                      $   11,982.72          $   12,283.19
     1/31/1994                       $   12,109.99          $   12,433.95
     2/28/1994                       $   11,844.59          $   12,093.28
     3/31/1994                       $   11,400.05          $   11,631.57
     4/29/1994                       $   11,439.77          $   11,759.50
     5/31/1994                       $   11,549.58          $   11,853.37
     6/30/1994                       $   11,499.41          $   11,802.27
     7/29/1994                       $   11,680.98          $   12,000.51
     8/31/1994                       $   11,741.76          $   12,046.90
     9/30/1994                       $   11,599.19          $   11,884.90
     10/31/1994                      $   11,374.16          $   11,711.30
     11/30/1994                      $   11,096.74          $   11,489.87
     12/30/1994                      $   11,355.05          $   11,696.81
     1/31/1995                       $   11,667.86          $   11,999.78
     2/28/1995                       $   11,919.23          $   12,339.36
     3/31/1995                       $   12,077.03          $   12,506.07
     4/28/1995                       $   12,108.73          $   12,521.29
     5/31/1995                       $   12,416.49          $   12,918.49
     6/30/1995                       $   12,363.20          $   12,838.04
     7/31/1995                       $   12,427.42          $   13,026.49
     8/31/1995                       $   12,545.58          $   13,203.35
     9/29/1995                       $   12,631.87          $   13,287.79
     10/31/1995                      $   12,783.54          $   13,441.09
     11/30/1995                      $   12,946.74          $   13,621.57
     12/29/1995                      $   13,066.92          $   13,704.93
     1/31/1996                       $   13,143.72          $   13,843.73
     2/29/1996                       $   13,077.61          $   13,786.83
     3/29/1996                       $   12,922.72          $   13,615.41
     4/30/1996                       $   12,889.41          $   13,567.21
     5/31/1996                       $   12,900.56          $   13,529.16
     6/28/1996                       $   13,012.55          $   13,657.81
     7/31/1996                       $   13,124.92          $   13,788.64
     8/30/1996                       $   13,124.92          $   13,789.01
     9/30/1996                       $   13,283.59          $   13,930.71
     10/31/1996                      $   13,397.32          $   14,106.84
     11/29/1996                      $   13,602.91          $   14,392.42
     12/31/1996                      $   13,568.50          $   14,327.55
     1/31/1997                       $   13,614.57          $   14,384.08
     2/28/1997                       $   13,727.93          $   14,519.63
     3/31/1997                       $   13,599.02          $   14,325.01
     4/30/1997                       $   13,714.48          $   14,430.47
     5/30/1997                       $   13,887.81          $   14,634.87
     6/30/1997                       $   14,044.21          $   14,796.51
     7/31/1997                       $   14,392.66          $   15,212.19
     8/29/1997                       $   14,270.55          $   15,064.69
     9/30/1997                       $   14,426.46          $   15,255.68
     10/31/1997                      $   14,494.59          $   15,336.50
     11/28/1997                      $   14,579.78          $   15,407.53
     12/31/1997                      $   14,801.31          $   15,650.71
     1/30/1998                       $   14,930.70          $   15,824.30
     2/27/1998                       $   14,911.28          $   15,823.22
     3/31/1998                       $   14,896.66          $   15,812.34
     4/30/1998                       $   14,834.28          $   15,725.37
     5/29/1998                       $   15,074.97          $   15,992.83
     6/30/1998                       $   15,126.74          $   16,051.54
     7/31/1998                       $   15,175.10          $   16,077.27
     8/31/1998                       $   15,414.12          $   16,356.68
     9/30/1998                       $   15,596.64          $   16,599.86
     10/30/1998                      $   15,543.94          $   16,607.11
     11/30/1998                      $   15,615.74          $   16,656.76
     12/31/1998                      $   15,632.17          $   16,708.59
     1/29/1999                       $   15,815.33          $   16,964.45
     2/26/1999                       $   15,710.66          $   16,812.24
     3/31/1999                       $   15,737.55          $   16,803.54
     4/30/1999                       $   15,781.27          $   16,848.48
     5/31/1999                       $   15,641.91          $   16,730.33
     6/30/1999                       $   15,336.32          $   16,419.38
     7/30/1999                       $   15,367.51          $   16,529.56
     8/31/1999                       $   15,170.53          $   16,468.67
     9/30/1999                       $   15,165.29          $   16,524.12
     10/29/1999                      $   14,920.64          $   16,407.42
     11/30/1999                      $   15,102.86          $   16,586.82
     12/31/1999                      $   14,939.76          $   16,500.56
     1/31/2000                       $   14,788.76          $   16,433.15
     2/29/2000                       $   14,996.77          $   16,562.17
     3/31/2000                       $   15,395.61          $   16,884.36
     4/28/2000                       $   15,275.20          $   16,799.55
     5/31/2000                       $   15,148.93          $   16,699.89
     6/30/2000                       $   15,577.08          $   17,153.63
     7/31/2000                       $   15,800.20          $   17,391.59
     8/31/2000                       $   16,043.38          $   17,660.55
     9/30/2000                       $   15,923.37          $   17,579.70
     10/31/2000                      $   16,128.29          $   17,759.55
     11/30/2000                      $   16,258.99          $   17,855.26
     12/31/2000                      $   16,694.42          $   18,276.02
     1/31/2001                       $   16,847.08          $   18,511.95
     2/28/2001                       $   16,875.21          $   18,543.01
     3/31/2001                       $   17,023.36          $   18,701.11
     4/30/2001                       $   16,802.42          $   18,469.43
     5/31/2001                       $   16,975.85          $   18,670.47
     6/30/2001                       $   17,105.66          $   18,781.51
     7/31/2001                       $   17,351.87          $   19,040.31
     8/31/2001                       $   17,643.46          $   19,363.03
     9/30/2001                       $   17,565.62          $   19,337.67
     10/31/2001                      $   17,775.25          $   19,576.36
     11/30/2001                      $   17,557.60          $   19,322.96
     12/31/2001                      $   17,330.49          $   19,120.37


     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
     Tax Free Fund                  5.65%      5.01%     3.81%      1.31%
     Lehman 10-Year Municipal
       Bond Index                   6.70%      5.94%     4.62%      1.80%

     Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years. The Advisor has limited the fund's total operating expenses to .70% through June 30, 2002.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The municipal yield curve steepened substantially during the period as short-term yields fell. The Bond Buyer 40 Municipal Bond Index, which represents long-term municipal bonds, rose by approximately six basis points during that time, from approximately 5.58 percent to 5.64 percent. The seven- and ten-year portion of the municipal curve actually saw yields rise by about 12 basis points. The long end rallied during most of the first half of the period, but gave it all back by the end of the year.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------

In response to the terrorist attacks on September 11, 2001, the Fed cut interest rates by 100 basis points in little more than two weeks, for a total of 200 basis points during the second half of 2001. The Fed's aggressive nature following the attacks caused some market participants to become wary of the potential inflation implications.

The Treasury eliminated the 30-year bond auction on October 31, which incited a huge rally on the long end of the curve. The volatility in the treasury market had a similar impact on municipals. Within a few weeks, levels had moved higher and, by early December, had spiked substantially higher. Municipal supply was seasonally heavy in December, which also put pressure on the market.

INVESTMENT HIGHLIGHTS

In the second half of 2001, the driving force behind performance was yield curve positioning. Healthcare, industrial development and housing bonds were good performers while transportation issues lagged. The funds' balanced approached to investing was a double-edged sword during the past six months. The Tax Free Fund was fairly conservative on a maturity basis but was negatively affected by an emphasis on the intermediate portion of the curve. The Near Term Tax Free Fund's shorter maturity structure allowed the fund to benefit more from the Fed's rate cuts. Both funds maintained a diverse sector mix with a healthy weighting in healthcare.

CURRENT OUTLOOK

The economic outlook has improved dramatically since September 11. The economy recovered quickly, and the Fed has continued to cut interest rates. Numerous economic indicators are turning positive, and it appears the economy is now on the mend.

The downside is the fact that the revenue of many state and local governments has fallen along with the economy. The side effect may be increased municipal issuance to offset the shortfall. Couple more supply with the prospects of potential interest rate increases by year-end and the outlook for municipals becomes a little more cautious. The Fed is still in a rate-cutting mode and the recovery is still tentative. In trying to balance these factors, it appears the interest rate environment may continue to be favorable for the near future, but as we have seen, things change quickly.

--------------------------------------------------------------------------------
 TAX FREE FUNDS
--------------------------------------------------------------------------------

     MUNICIPAL BOND RATINGS                               DECEMBER 31, 2001
     (BASED ON TOTAL INVESTMENTS)
     ----------------------------------------------------------------------
     NEAR-TERM TAX FREE FUND
     -----------------------
     AAA                                                       50.41%
     AA                                                        30.80%
     A                                                          4.72%
     BBB                                                        4.37%

     TAX FREE FUND
     -------------
     AAA                                                       53.51%
     AA                                                        31.85%
     A                                                          5.44%
     BBB                                                        5.80%

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising small- and mid-cap stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE

                            ALL AMERICAN EQUITY FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                      ALL AMERICAN               S&P
       DATE                           EQUITY FUND             500 INDEX
     ----------                      -------------          -------------
     12/31/1991                      $   10,000.00          $   10,000.00
     1/31/1992                       $    9,827.04          $    9,813.65
     2/28/1992                       $    9,926.62          $    9,940.75
     3/31/1992                       $    9,716.98          $    9,747.41
     4/30/1992                       $    9,984.28          $   10,033.61
     5/29/1992                       $   10,015.72          $   10,082.79
     6/30/1992                       $    9,848.01          $    9,932.78
     7/31/1992                       $   10,220.13          $   10,338.57
     8/31/1992                       $    9,989.52          $   10,126.97
     9/30/1992                       $   10,083.86          $   10,245.98
     10/30/1992                      $   10,104.87          $   10,281.38
     11/30/1992                      $   10,435.74          $   10,631.46
     12/31/1992                      $   10,561.79          $   10,761.94
     1/29/1993                       $   10,641.28          $   10,851.92
     2/26/1993                       $   10,779.07          $   10,999.81
     3/31/1993                       $   11,001.64          $   11,231.90
     4/30/1993                       $   10,735.26          $   10,960.42
     5/31/1993                       $   11,012.30          $   11,253.63
     6/30/1993                       $   11,044.27          $   11,286.57
     7/30/1993                       $   10,990.65          $   11,241.18
     8/31/1993                       $   11,387.39          $   11,667.69
     9/30/1993                       $   11,296.25          $   11,578.23
     10/29/1993                      $   11,511.93          $   11,817.72
     11/30/1993                      $   11,371.73          $   11,705.07
     12/31/1993                      $   11,619.77          $   11,846.60
     1/31/1994                       $   11,916.72          $   12,249.34
     2/28/1994                       $   11,707.75          $   11,916.88
     3/31/1994                       $   11,135.84          $   11,397.34
     4/29/1994                       $   11,329.65          $   11,543.49
     5/31/1994                       $   11,213.36          $   11,732.93
     6/30/1994                       $   10,858.97          $   11,445.33
     7/29/1994                       $   11,231.69          $   11,821.16
     8/31/1994                       $   11,587.72          $   12,305.83
     9/30/1994                       $   11,259.50          $   12,004.91
     10/31/1994                      $   11,365.67          $   12,274.61
     11/30/1994                      $   10,901.88          $   11,827.50
     12/30/1994                      $   11,002.46          $   12,003.03
     1/31/1995                       $   11,197.92          $   12,314.31
     2/28/1995                       $   11,513.18          $   12,794.22
     3/31/1995                       $   11,803.21          $   13,171.74
     4/28/1995                       $   12,152.04          $   13,559.60
     5/31/1995                       $   12,557.96          $   14,101.55
     6/30/1995                       $   12,811.65          $   14,429.09
     7/31/1995                       $   13,137.05          $   14,907.61
     8/31/1995                       $   13,079.63          $   14,945.07
     9/29/1995                       $   13,641.09          $   15,575.78
     10/31/1995                      $   13,679.59          $   15,520.12
     11/30/1995                      $   14,186.48          $   16,201.43
     12/29/1995                      $   14,398.22          $   16,513.50
     1/31/1996                       $   14,842.33          $   17,075.56
     2/29/1996                       $   15,003.24          $   17,233.86
     3/29/1996                       $   15,119.10          $   17,399.76
     4/30/1996                       $   15,338.78          $   17,656.29
     5/31/1996                       $   15,816.90          $   18,111.64
     6/28/1996                       $   15,926.74          $   18,180.73
     7/31/1996                       $   15,375.31          $   17,377.49
     8/30/1996                       $   15,589.39          $   17,744.07
     9/30/1996                       $   16,380.86          $   18,742.79
     10/31/1996                      $   16,719.69          $   19,259.73
     11/29/1996                      $   17,899.06          $   20,715.51
     12/31/1996                      $   17,605.84          $   20,305.05
     1/31/1997                       $   18,814.22          $   21,573.60
     2/28/1997                       $   18,834.47          $   21,742.69
     3/31/1997                       $   18,108.10          $   20,849.69
     4/30/1997                       $   19,341.05          $   22,094.00
     5/30/1997                       $   20,431.73          $   23,439.17
     6/30/1997                       $   21,291.41          $   24,489.27
     7/31/1997                       $   22,595.80          $   26,437.82
     8/29/1997                       $   21,434.08          $   24,956.79
     9/30/1997                       $   22,413.05          $   26,323.52
     10/31/1997                      $   21,724.99          $   25,444.45
     11/28/1997                      $   22,583.36          $   26,622.23
     12/31/1997                      $   22,941.01          $   27,079.48
     1/30/1998                       $   23,391.11          $   27,379.06
     2/27/1998                       $   24,852.19          $   29,353.69
     3/31/1998                       $   26,003.05          $   30,856.86
     4/30/1998                       $   26,398.72          $   31,167.37
     5/29/1998                       $   26,016.93          $   30,631.55
     6/30/1998                       $   27,106.06          $   31,875.83
     7/31/1998                       $   27,022.23          $   31,536.40
     8/31/1998                       $   23,480.28          $   26,976.96
     9/30/1998                       $   24,973.20          $   28,705.11
     10/30/1998                      $   26,548.91          $   31,039.98
     11/30/1998                      $   28,208.66          $   32,921.32
     12/31/1998                      $   29,557.32          $   34,818.41
     1/29/1999                       $   30,609.33          $   36,274.40
     2/26/1999                       $   29,687.02          $   35,147.08
     3/31/1999                       $   30,450.09          $   36,553.20
     4/30/1999                       $   31,201.58          $   37,968.74
     5/31/1999                       $   30,688.54          $   37,072.09
     6/30/1999                       $   32,388.08          $   39,129.50
     7/30/1999                       $   31,295.94          $   37,907.73
     8/31/1999                       $   30,890.91          $   37,720.22
     9/30/1999                       $   29,947.77          $   36,686.17
     10/29/1999                      $   31,751.59          $   39,007.74
     11/30/1999                      $   32,215.22          $   39,800.64
     12/31/1999                      $   33,875.60          $   42,144.74
     1/31/2000                       $   32,184.03          $   40,027.29
     2/29/2000                       $   31,492.69          $   39,269.59
     3/31/2000                       $   34,259.52          $   43,111.09
     4/28/2000                       $   33,412.97          $   41,814.26
     5/31/2000                       $   32,456.00          $   40,956.34
     6/30/2000                       $   33,270.16          $   41,966.04
     7/31/2000                       $   32,379.12          $   41,309.94
     8/31/2000                       $   34,529.39          $   43,875.88
     9/30/2000                       $   31,959.38          $   41,559.53
     10/31/2000                      $   30,795.88          $   41,383.83
     11/30/2000                      $   27,346.44          $   38,121.15
     12/31/2000                      $   27,504.27          $   38,307.73
     1/31/2001                       $   27,739.35          $   39,666.85
     2/28/2001                       $   24,363.61          $   36,049.96
     3/31/2001                       $   22,635.31          $   33,766.17
     4/30/2001                       $   24,725.59          $   36,390.16
     5/31/2001                       $   24,584.35          $   36,633.97
     6/30/2001                       $   23,967.63          $   35,742.35
     7/31/2001                       $   23,421.19          $   35,390.50
     8/31/2001                       $   21,659.42          $   33,174.99
     9/30/2001                       $   20,699.40          $   30,496.03
     10/31/2001                      $   20,944.47          $   31,077.55
     11/30/2001                      $   22,207.55          $   33,461.40
     12/31/2001                      $   22,264.11          $   33,754.54

     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
  All American Equity Fund        8.33%     4.80%    (19.05)%    (7.11)%
  S&P 500 Index                  12.94%    10.70%    (11.89)%    (5.56)%

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged, widely recognized index of common stock prices in U.S. companies. The Advisor has limited the fund's total operating expenses to 1.50% through June 30, 2002.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The economy continued its slide in the second half of 2001. In November, the National Bureau of Economic Research made its official statement that the U.S. economy entered the current recession in March 2001. In the face of rising unemployment and limited capital expenditures, the Federal Reserve continued lowering its target overnight interest rates in the final two quarters of 2001 to a 40-year low of 1.75 percent. Economic numbers began showing improvement at the end of the year.

After passing the tax cuts/rebates in June 2001, the political agenda turned to special interests, such as healthcare and education, but the redirected political focus was short-lived. The events of September 11, 2001, proved a test of the bipartisanship of our political representatives. Political interests turned to homeland defense and an economic stimulus package. The politicians saw fit to pass temporary measures that benefited affected areas of the economy, but they could not find common ground on a terrorism insurance package and failed to pass the economic stimulus package after differences surfaced in how the stimulus should be provided.

INVESTMENT HIGHLIGHTS

Through the first six months of the fiscal year, the All American Equity Fund increased its exposure to defensive market sectors, including healthcare and staples. This, coupled with a reduction in exposure to information technology and energy stocks, positioned the portfolio to benefit from a volatile stock market. This strategy worked out well, as the fund outperformed both the S&P 500 and its Lipper Core group in the third quarter. The fourth quarter of 2001 was decisively different as cyclical sectors bounced back after the terrorist attacks. The fund underperformed in the fourth quarter of 2001 due to its defensive allocations. The fund team started adding to cyclical positions at the end of the year in preparation for what may be an economic rebound in late 2002.

In the consumer staples area, the fund team added positions in stocks such as Anheuser-Busch Companies, Inc.(1), The Kroger Co.(2), and PepsiCo, Inc.(3). Staples stocks have benefited from their non-cyclical nature in this volatile market. The team also added to healthcare with additions to Johnson & Johnson(4) and new positions in hospitals and managed care stocks.

We continued to be cautious of information technology in the last two quarters of 2001. During the third quarter, the fund team sold positions in select technology names. EMC Corporation(5), Siebel
Systems Inc.(5) and

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


Atmel Corp.(5) were all removed from the fund. The fund team took the opportunity to add to new, less cyclical, technology names in the fourth quarter, including Electronic Data Systems Corp.(6) and Affiliated Computer Services, Inc.(7)

With worldwide demand slowing and prices trending lower, the team reduced its exposure to the volatile energy sector. Oil price forecasts have fallen from just below $30 to the current $21 consensus forecasts. With prices relatively weak, drilling projects are slowing and margins are compressing. During the period, we sold our exposure in Key Energy Services, Inc.(5) and Precision Drilling Corp.(5) We added ChevronTexaco Corp.(8) to provide exposure to more diversified operations with less leverage to the price of oil.

CURRENT OUTLOOK

The fund management team is currently forecasting a positive year for the U.S. economy and equity markets in 2002. Although the forecast is positive, we are skeptical as to the degree of rebound we may see. The economy remains fragile, with several variables that could easily drag the markets down. As we have seen recently, the financial markets are resilient, but it is tough to imagine positive investor sentiment in the face of other terrorist attacks. Corporate profits are also currently expected to rebound in the second half of 2002, although they have systematically been revised downward. If profit expectations continue to fall, the broader markets are likely to struggle, given historically high valuations of select sectors. This is especially true following the speculative rally in the market during the fourth quarter of 2001.

Consumer and business spending, along with inventories, are also very important for a recovery. The markets are looking for a peak in unemployment to occur in order for consumer spending to remain strong. Strong consumer spending coupled with low inventories will force companies to use more capacity, thereby increasing business spending. This would begin the ripple effect that may carry through to the rest of the economy.


(1) This security comprised 0.85% of the fund's total net assets as of 12/31/01.

(2) This security comprised 0.51% of the fund's total net assets as of 12/31/01.

(3) This security comprised 1.73% of the fund's total net assets as of 12/31/01.

(4) This security comprised 5.23% of the fund's total net assets as of 12/31/01.

(5) The fund did not hold this security as of 12/31/01.

(6) This security comprised 0.81% of the fund's total net assets as of 12/31/01.

(7) This security comprised 0.52% of the fund's total net assets as of 12/31/01.

(8) This security comprised 1.47% of the fund's total net assets as of 12/31/01.

--------------------------------------------------------------------------------
 ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2001

     JOHNSON & JOHNSON                                           5.22%
       HEALTHCARE & EQUIPMENT
     -----------------------------------------------------------------
     WAL-MART STORES, INC.                                       4.70%
       RETAIL
     -----------------------------------------------------------------
     TYCO INTERNATIONAL LTD.                                     4.65%
       MANUFACTURING
     -----------------------------------------------------------------
     MICROSOFT CORP.                                             4.52%
       DATA PROCESSING & SOFTWARE
     -----------------------------------------------------------------
     FANNIE MAE                                                  4.52%
       FINANCIAL SERVICES
     -----------------------------------------------------------------
     CITIGROUP, INC.                                             4.50%
       BANKS
     -----------------------------------------------------------------
     PFIZER, INC.                                                4.08%
       PHARMACEUTICALS
     -----------------------------------------------------------------
     GENERAL ELECTRIC CO.                                        3.60%
       HOUSEHOLD APPLIANCES
     -----------------------------------------------------------------
     HOME DEPOT, INC.                                            2.63%
       RETAIL
     -----------------------------------------------------------------
     INTEL CORP.                                                 2.54%
       ELECTRONICS & COMPONENTS

  TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2001

     HEALTHCARE & EQUIPMENT                                     11.11%
     FINANCIAL SERVICES                                          9.17%
     RETAIL                                                      7.82%
     PHARMACEUTICALS                                             7.54%
     BANKS                                                       6.74%

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 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks to achieve long-term capital appreciation by focusing on the economic growth in the greater China region, including mainland China, Hong Kong, Singapore, Korea and Taiwan. The fund emphasizes a long-term growth approach over current income.

PERFORMANCE

                          CHINA REGION OPPORTUNITY FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                      IFC                            MORGAN
                                    EMERGING                         STANLEY
                      CHINA          MARKETS                         CAPITAL
                     REGION         INVESTABLE        HANG           FAR EAST
                   OPPORTUNITY       TOTAL            SENG           FREE EX
  DATE                FUND         CHINA INDEX*       INDEX        JAPAN INDEX*
--------           -----------     -----------      ---------      -----------
02/10/94           $10,000.00      $10,000.00      $10,000.00      $10,000.00
02/28/94             9,465.73        9,499.49        9,065.01        9,551.08
03/31/94             8,155.24        7,780.03        7,864.43        8,490.13
04/29/94             8,094.61        7,383.05        7,837.01        8,869.29
05/31/94             8,417.99        7,811.94        8,355.48        9,236.91
06/30/94             7,852.07        6,846.73        7,656.82        8,810.82
07/29/94             8,267.47        7,713.08        8,295.57        9,290.36
08/31/94             8,774.06        8,243.17        8,687.91       10,031.62
09/30/94             8,834.85        8,451.00        8,367.65        9,852.95
10/31/94             8,662.41        8,348.25        8,489.75       10,033.37
11/30/94             7,698.79        7,095.04        7,468.65        9,063.76
12/30/94             7,191.63        6,089.36        7,243.22        8,827.13
01/31/95             6,430.88        5,174.75        6,498.18        7,870.07
02/28/95             6,735.18        5,760.10        7,377.70        8,654.74
03/31/95             6,714.89        5,854.28        7,628.07        8,671.05
04/28/95             6,441.02        5,129.60        7,472.48        8,571.18
05/31/95             7,019.19        5,897.87        8,470.50        9,601.52
06/30/95             6,846.75        5,744.53        8,308.79        9,444.68
07/31/95             7,072.58        6,009.19        8,529.83        9,578.68
08/31/95             6,990.46        5,728.96        8,285.40        9,108.18
09/29/95             6,939.14        5,604.42        8,740.58        9,254.15
10/31/95             6,692.41        5,293.06        8,901.55        9,101.13
11/30/95             6,312.05        4,787.11        8,977.59        8,993.15
12/29/95             6,178.40        4,538.02        9,225.27        9,428.35
01/31/96             6,642.56        5,160.74       10,405.25       10,279.74
02/29/96             6,766.33        5,308.63       10,199.37       10,229.73
03/29/96             6,580.67        5,028.41       10,078.80       10,292.74
04/30/96             6,549.73        4,966.14       10,144.62       10,562.24
05/31/96             6,621.93        5,098.47       10,505.80       10,441.52
06/30/96             6,704.44        5,082.90       10,275.01       10,216.98
07/31/96             6,621.03        4,942.79        9,966.67        9,463.10
08/30/96             6,631.46        5,145.17       10,435.34        9,787.08
09/30/96             6,662.74        5,121.82       11,150.62       10,021.83
10/31/96             6,683.69        5,075.11       11,723.28        9,821.01
11/29/96             7,207.49        5,549.93       12,629.84       10,371.41
12/31/96             7,898.91        6,389.04       12,688.35       10,294.10
01/31/97             7,877.95        6,333.00       12,545.19       10,430.05
02/28/97             8,097.95        6,509.69       12,631.56       10,458.58
03/31/97             7,982.71        6,302.64       11,873.42        9,861.28
04/30/97             8,454.13        7,219.58       12,264.86        9,595.14
05/30/97             8,894.13        7,121.51       14,125.99       10,061.65
06/30/97             9,009.36        7,205.57       14,556.81       10,313.79
07/31/97             9,679.83        8,320.23       15,688.19       10,344.53
08/29/97             9,795.06        9,643.50       13,587.29        8,425.13
09/30/97             9,239.83        7,651.59       14,512.91        8,349.90
10/31/97             7,018.92        6,274.62       10,264.27        6,298.96
11/28/97             6,337.98        4,963.03       10,263.69        5,888.33
12/31/97             6,125.32        4,863.39       10,444.86        5,612.00
01/30/98             4,784.09        3,457.62        9,025.45        5,127.85
02/27/98             6,114.76        4,755.97       11,196.30        8,803.44
03/31/98             6,114.76        4,464.86       11,298.20        6,128.88
04/30/98             5,618.40        3,914.53       10,224.12        5,486.21
05/29/98             4,984.74        3,636.65        8,846.09        4,621.67
06/30/98             4,319.41        3,234.22        8,502.65        4,105.39
07/31/98             3,654.07        2,512.65        7,899.14        3,981.03
08/31/98             3,009.85        1,952.21        7,290.96        3,354.65
09/30/98             3,654.07        2,601.39        7,918.88        3,707.66
10/30/98             4,150.43        2,583.48       10,228.59        4,712.38
11/30/98             4,277.16        2,621.62       10,523.78        5,133.05
12/31/98             4,087.07        2,388.11       10,164.67        5,197.41
01/29/99             3,576.18        2,084.53        9,620.29        5,020.07
02/26/99             3,554.90        2,102.44        9,976.78        4,922.54
03/31/99             3,938.06        2,204.41       11,149.97        5,458.13
04/30/99             4,757.60        2,833.35       13,616.68        6,711.58
05/28/99             4,640.52        2,755.51       12,459.07        6,400.84
06/30/99             5,939.02        3,771.31       13,892.21        7,500.11
07/30/99             5,641.00        3,620.30       13,531.03        7,199.74
08/31/99             5,672.93        3,674.79       13,890.48        7,310.05
09/30/99             5,374.92        3,489.53       13,130.10        6,718.43
10/29/99             5,321.70        3,484.08       13,735.15        7,034.68
11/30/99             5,896.44        4,462.52       15,994.18        7,730.04
12/31/99             6,364.75        4,901.53       17,643.77        8,284.71
01/31/00             6,396.68        4,940.45       16,134.15        8,095.96
02/29/00             6,822.42        6,195.22       17,829.30        7,661.11
03/31/00             7,088.51        6,234.14       18,159.77        8,004.52
04/28/00             6,364.75        5,308.63       16,220.07        7,343.35
05/31/00             6,024.17        5,370.90       15,423.91        6,737.02
06/30/00             6,503.12        6,188.22       16,962.80        7,041.35
07/31/00             6,535.05        6,111.93       17,675.20        6,779.25
08/31/00             6,396.68        5,990.50       18,015.64        6,687.44
09/29/00             5,864.51        5,323.42       16,509.88        5,906.68
10/31/00             5,342.99        5,075.89       15,728.53        5,438.96
11/30/00             5,055.62        4,370.67       14,795.01        5,161.70
12/31/00             5,163.11        4,455.52       15,974.88        5,146.77
01/31/01             5,378.69        4,948.24       17,042.53        5,835.14
02/28/01             5,109.22        4,661.79       15,649.90        5,548.94
03/30/01             5,066.10        4,196.31       13,609.83        4,941.16
04/30/01             5,270.90        4,728.73       14,318.45        4,948.61
05/31/01             5,443.37        5,011.29       14,148.43        4,900.15
06/30/01             5,303.24        5,098.47       14,010.70        4,788.81
7/31/2001            4,861.30        4,421.27       13,232.46        4,597.80
8/31/2001            4,484.04        3,550.25       11,990.66        4,514.99
9/30/2001            3,977.43        3,382.89       10,777.01        3,790.90
10/31/2001           4,128.34        3,432.71       10,927.52        3,980.55
11/30/2001           4,419.37        3,670.90       12,261.42        4,522.80
12/31/2001           4,484.04        3,658.44       12,392.47        4,931.32


     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   INCEPTION  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
  China Region Opportunity Fund
    (Inception 02/10/94)          (9.66)%    (10.70)%    (13.15)%   (15.45)%
  Hang Seng Index                  2.75%      (0.47)%    (22.43)%   (11.55)%
  Hang Seng Composite Index*       n/a         n/a       (21.23)%   (12.49)%
  Morgan Stanley Capital Far
    East Free ex Japan Index*     (8.57)%    (13.69)%     (4.19)%     2.98%
  IFC Emerging Markets Invest-
    able Total China Index       (11.96)%    (10.55)%    (17.89)%   (28.24)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of the Stock Exchange of Hong Kong Limited. The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on the Stock Exchange of Hong Kong Limited, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital Far East Free ex Japan Index replaces the Morgan Stanley Capital Far East ex Japan Index, which is no longer available. The Morgan Stanley Capital Far East Free ex Japan Index is similar, although not identical, to the previous index and is an index in a series representing both the developed and the emerging markets for a particular region. The IFC Emerging Markets Investable Total China Index represents the S&P China Investable Total Return series. The term "investable" indicates that the stocks and the weights in the S&P index represents the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions, plus factoring in minimum market capitalization and liquidity screens. This index was previously named The International Finance Corporation China Index.

14

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 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

China and Taiwan officially became members of the World Trade Organization in late 2001. In addition, Beijing won the bid for the 2008 Olympics and invited Hong Kong companies to join its 377 Olympics-related projects. The Chinese government's effort to increase transparency enables the world to gain access to Chinese growth opportunities. Indeed, China and Korea reported positive gross domestic product (GDP) growth of 7.3 percent and 2.6 percent, respectively for the one-year period ended 12/31/01, while other countries in the region continue to seek a turnaround in their GDP growth scenarios. The economic slowdown in the U.S. must also turn to the positive for Asia to climb out of its collective economic doldrums.

The weakening Japanese yen put more pressure on the region. The Singapore dollar is at an 11-year low, and the Taiwanese dollar reached its 15-year low at 12/31/01. Hong Kong was hurt the most with its dollar-peg policy. Japanese products became more competitive as a result of that country's weaker currency, which is also a threat to slumping Hong Kong exports.

In Taiwan, President Chen Shui-bains' Democratic Progressive Party won in a parliamentary election. This was the first time the Nationalist Party lost its majority, enabling a peaceful rotation to a new political agenda, which means a lot to Taiwan's democratization. The Taiwanese stock market soared 20.1 percent in the week after the December 1, 2001 election due to expectations of greater political stability.

The region is converging in economic and political ways unheard of several years ago. In December, members of the Association of Southeast Asia Nations (ASEAN) sought to eliminate duties on almost all products. In November, China and ASEAN agreed to create a free trade area within 10 years, forming a trillion-dollar market. Also, in the Asia-Pacific Economic Cooperation meeting earlier in the year, leaders promised to speed up the progress of free trade within the region.

INVESTMENT HIGHLIGHTS

The China Region Opportunity Fund continued to be substantially exposed to financials, despite reducing positions slightly. Bank stocks were weak due to an impact on profits as a result of rate cuts and the concern over the Argentina crisis. We see some positive signs for the Hong Kong property sector. Property transactions rose 2.8 percent in 2001 from the previous year, a rebound from a slump the past four years. Despite the increase, the figure was the second lowest in the past decade. It seems the property market is not far from its bottom.

                                                                              15

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 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

With the help of economic improvements in the U.S., Southeast Asia is expected to return to normalized levels in 2002. Korean and Taiwan are the first beneficiaries of this improvement, because of their high correlation with the U.S. in technology and in heavy industry. Both the Korea Stock Price Index (a capitalization-weighted index of all common and preferred shares on the Korean Stock Stock Exchanges) and the Taiwan Stock Exchange Index (a capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange) broke their 200-day moving averages to the upside. We continue to see foreign money flows coming into these countries.

The worst year for the semiconductor industry may be over as Hynix Semiconductor, Inc. (as of 12/31/01, the fund did not hold any of the stock of this company) and Samsung Electronics (1.37% of the fund's total net assets as of 12/31/01) increase dynamic random access memory (DRAM) prices. The outlook for the banking sector in Hong Kong remains difficult for 2002: interest spreads may narrow, loan demand is weak and bankruptcy and high unemployment continue.

Risks remain if the Japanese yen continues to be weak or the U.S.
economic recovery is delayed, which could hurt exports.

16

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--------------------------------------------------------------------------------
 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2001

       CHINA INTERNATIONAL MARINE CONTAINERS
       (GROUP) CO., LTD.                                          11.06%
         SHIPPING & CONTAINERS
       -----------------------------------------------------------------
       HSBC HOLDINGS PLC                                           9.96%
         BANKING & FINANCIAL SERVICES
       -----------------------------------------------------------------
       HUTCHISON WHAMPOA LTD.                                      5.86%
         CONGLOMERATES
       -----------------------------------------------------------------
       LI & FUNG LTD.                                              5.80%
         APPAREL
       -----------------------------------------------------------------
       CHEUNG KONG HOLDINGS LTD.                                   5.23%
         REAL ESTATE DEVELOPERS
       -----------------------------------------------------------------
       HUANENG POWER INTERNATIONAL, INC.                           5.10%
         UTILITIES
       -----------------------------------------------------------------
       HONG KONG & CHINA GAS CO., LTD.                             4.52%
         UTILITIES
       -----------------------------------------------------------------
       SHANGHAI POSTS & TELECOMMUNICATIONS
       EQUIPMENT CO., LTD.                                         3.95%
         TELECOMMUNICATIONS
       -----------------------------------------------------------------
       ASM PACIFIC TECHNOLOGY LTD.                                 3.44%
         ELECTRONIC EQUIPMENT
       -----------------------------------------------------------------
       DRAGON PHARMACEUTICALS, INC.                                3.08%
         PHARMACEUTICALS

  TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2001

       SHIPPING & CONTAINERS                                      12.59%
       CONGLOMERATES                                              12.59%
       BANKING & FINANCIAL SERVICES                               11.27%
       UTILITIES                                                   9.62%
       REAL ESTATE DEVELOPERS                                      8.33%

                                                                             17

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 CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------


 PORTFOLIO PROFILE                              December 31, 2001

   Country Distribution                          % of Investments
   --------------------------------------------------------------
     Hong Kong                                             47.66%
   --------------------------------------------------------------
     People's Republic of China                            25.60%
   --------------------------------------------------------------
     United Kingdom                                         9.97%
   --------------------------------------------------------------
     Canada                                                 4.87%
   --------------------------------------------------------------
     United States                                          4.12%
   --------------------------------------------------------------
     Other Foreign                                          7.78%
   --------------------------------------------------------------
   Number of Securities                                        61

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products from around the globe.

PERFORMANCE

                             GLOBAL RESOURCES FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                                 S&P ENERGY
                              GLOBAL              AND BASIC
                            RESOURCES             MINERALS             S&P 500
  DATE                         FUND                INDEX*               INDEX
----------                  ---------            ---------            ---------
12/31/1991                 $10,000.00           $10,000.00           $10,000.00
1/31/1992                   10,051.55             9,721.09             9,813.65
2/28/1992                   10,154.64             9,654.94             9,940.75
3/31/1992                    9,879.73             9,452.84             9,747.41
4/30/1992                   10,017.18            10,297.23            10,033.61
5/29/1992                   10,257.73            10,440.90            10,082.79
6/30/1992                    9,931.27            10,151.01             9,932.78
7/31/1992                   10,051.55            10,534.35            10,338.57
8/31/1992                    9,759.45            10,500.98            10,126.97
9/30/1992                    9,742.27            10,479.32            10,245.98
10/30/1992                   9,621.99            10,174.92            10,281.38
11/30/1992                   9,587.63            10,011.38            10,631.46
12/31/1992                   9,725.09            10,108.16            10,761.94
1/29/1993                    9,517.43            10,272.89            10,851.92
2/26/1993                    9,690.48            10,661.45            10,999.81
3/31/1993                   10,123.09            10,945.09            11,231.90
4/30/1993                   10,296.13            11,146.32            10,960.42
5/31/1993                   10,434.57            11,296.48            11,253.63
6/30/1993                   10,555.70            11,105.45            11,286.57
7/30/1993                   10,676.83            11,195.29            11,241.18
8/31/1993                   11,022.92            11,525.28            11,667.69
9/30/1993                   10,971.00            11,427.89            11,578.23
10/29/1993                  11,455.53            11,554.84            11,817.72
11/30/1993                  10,936.40            11,287.60            11,705.07
12/31/1993                  11,524.75            11,481.38            11,846.60
1/31/1994                   12,074.39            12,193.25            12,249.34
2/28/1994                   11,648.86            11,767.24            11,916.88
3/31/1994                   10,975.10            11,259.76            11,397.34
4/29/1994                   10,726.88            11,622.86            11,543.49
5/31/1994                   10,726.88            11,757.37            11,732.93
6/30/1994                   10,177.24            11,441.73            11,445.33
7/29/1994                   10,478.65            11,979.53            11,821.16
8/31/1994                   10,797.80            12,077.31            12,305.83
9/30/1994                   11,223.33            11,854.43            12,004.91
10/31/1994                  11,046.03            12,445.57            12,274.61
11/30/1994                  10,407.73            11,672.68            11,827.50
12/30/1994                  10,407.73            11,696.97            12,003.03
1/31/1995                    9,864.88            11,711.08            12,314.31
2/28/1995                    9,977.20            12,176.47            12,794.22
3/31/1995                   10,257.98            12,810.24            13,171.74
4/28/1995                   10,538.76            13,104.48            13,559.60
5/31/1995                   10,669.80            13,486.63            14,101.55
6/30/1995                   10,782.11            13,288.98            14,429.09
7/31/1995                   11,081.61            13,793.48            14,907.61
8/31/1995                   11,250.08            13,446.42            14,945.07
9/29/1995                   11,212.65            13,651.02            15,575.78
10/31/1995                  10,707.24            13,419.88            15,520.12
11/30/1995                  10,819.55            14,033.75            16,201.43
12/29/1995                  11,343.68            14,601.14            16,513.50
1/31/1996                   11,761.01            14,862.19            17,075.56
2/29/1996                   11,893.79            14,860.62            17,233.86
3/29/1996                   12,557.72            15,621.56            17,399.76
4/30/1996                   13,297.52            15,930.13            17,656.29
5/31/1996                   13,506.19            15,901.59            18,111.64
6/28/1996                   13,240.62            15,757.48            18,180.73
7/31/1996                   12,671.53            15,220.82            17,377.49
8/30/1996                   13,126.80            15,488.10            17,744.07
9/30/1996                   13,657.94            16,078.13            18,742.79
10/31/1996                  14,302.90            16,799.92            19,259.73
11/29/1996                  15,061.67            17,520.79            20,715.51
12/31/1996                  15,213.43            17,407.19            20,305.05
1/31/1997                   15,772.11            18,116.42            21,573.60
2/28/1997                   14,912.60            17,656.93            21,742.69
3/31/1997                   14,805.16            18,028.80            20,849.69
4/30/1997                   14,418.38            18,291.92            22,094.00
5/30/1997                   15,793.60            19,446.58            23,439.17
6/30/1997                   15,750.63            20,179.24            24,489.27
7/31/1997                   17,082.88            21,623.42            26,437.82
8/29/1997                   18,028.34            20,818.57            24,956.79
9/30/1997                   19,618.45            21,872.03            26,323.52
10/31/1997                  18,587.03            20,872.90            25,444.45
11/28/1997                  15,600.21            20,615.48            26,622.23
12/31/1997                  14,794.42            20,459.33            27,079.48
1/30/1998                   13,037.89            19,629.36            27,379.06
2/27/1998                   13,334.77            20,849.32            29,353.69
3/31/1998                   13,310.03            21,770.14            30,856.86
4/30/1998                   12,963.67            22,562.41            31,167.37
5/29/1998                   11,800.90            21,728.81            30,631.55
6/30/1998                   11,058.70            21,316.11            31,875.83
7/31/1998                   10,192.81            19,867.35            31,536.40
8/31/1998                    8,559.98            17,531.10            26,976.96
9/30/1998                    9,475.35            19,540.58            28,705.11
10/30/1998                   9,821.71            19,851.03            31,039.98
11/30/1998                   9,549.57            20,100.86            32,921.32
12/31/1998                   9,096.06            19,713.08            34,818.41
1/29/1999                    8,646.55            18,535.93            36,274.40
2/26/1999                    8,567.22            18,441.32            35,147.08
3/31/1999                    9,413.37            20,528.48            36,553.20
4/30/1999                   10,973.45            24,027.46            37,968.74
5/31/1999                   10,444.61            22,955.95            37,072.09
6/30/1999                   10,603.26            23,438.41            39,129.50
7/30/1999                   10,629.70            23,536.87            37,907.73
8/31/1999                   10,497.49            23,435.25            37,720.22
9/30/1999                   10,127.30            22,580.48            36,686.17
10/29/1999                   9,915.77            22,473.32            39,007.74
11/30/1999                   9,942.21            22,656.07            39,800.64
12/31/1999                  10,418.16            23,408.17            42,144.74
1/31/2000                   10,074.42            22,303.22            40,027.29
2/29/2000                    9,519.13            20,637.69            39,269.59
3/31/2000                   10,550.37            22,752.40            43,111.09
4/28/2000                   10,391.72            22,307.73            41,814.26
5/31/2000                   10,920.56            23,539.06            40,956.34
6/30/2000                   10,259.51            21,998.20            41,966.04
7/31/2000                   10,074.42            21,669.00            41,309.94
8/31/2000                   11,184.98            22,818.20            43,875.88
9/30/2000                   11,158.54            22,653.99            41,559.53
10/31/2000                  10,735.47            23,033.78            41,383.83
11/30/2000                  10,206.63            22,450.70            38,121.15
12/31/2000                  11,528.73            24,293.16            38,307.73
1/31/2001                   11,158.54            23,610.23            39,666.85
2/28/2001                   10,973.45            23,285.04            36,049.96
3/30/2001                   10,814.79            22,704.57            33,766.17
4/30/2001                   11,793.15            24,963.56            36,390.16
5/30/2001                   11,660.94            25,281.10            36,633.97
6/30/2001                   10,603.26            23,761.33            35,742.35
7/30/2001                   10,180.19            23,484.50            35,390.50
8/30/2001                    9,810.00            22,782.39            33,174.99
9/30/2001                    9,175.39            20,928.28            30,496.03
10/30/2001                   9,783.55            21,564.09            31,077.55
11/30/2001                   9,862.88            21,658.33            33,461.40
12/30/2001                   9,968.65            22,289.14            33,754.54


     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
  Global Resources Fund         (0.03)%     (8.10)%    (13.53)%    (5.99)%
  S&P 500 Index                 12.94%      10.70%     (11.89)%    (5.56)%
  S&P Energy and Basic
    Materials Index*             8.35%       5.07%      (8.25)%    (6.20)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.


  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged, widely recognized index of common stock prices in U.S. companies. The S&P Energy and Basic Materials Index is a combination of the S&P Energy Index and the S&P Basic Materials Index allocated based on their respective market capitalization-weightings, which are 70 percent and 30 percent, respectively.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The six-month period was accented by two themes that affected our investment strategy: an increase in gold and base metal fundamentals and a slowing demand for energy-related commodities. The management team capitalized on these themes early in the period and significantly reduced our weighting in the energy sector from 59 percent to 46 percent of the funds assets, a reduction of 13 percent. At the same time, we raised our materials exposure from 27 percent to 37 percent, a 10-percent increase.

The year closed with crude oil at $19.84 per barrel, significantly lower than a mean price of about $25 per barrel for the year. Natural gas prices closed at $2.57 per BTU, 17 percent lower for the period. A sharp decline in air travel and surplus oil inventories were the major causes of declining oil prices. Natural gas prices were affected by a warmer-than-expected winter season.

INVESTMENT HIGHLIGHTS

Our team reduced holdings in companies with high exposure and leverage to crude oil and natural gas early in the period. Limited proceeds from sales were put back to work in more defensive industries within the energy sector, such as integrated oil companies. This diversified our exposure beyond exploration and production companies and provided greater stability to the fund at a time when market returns remained volatile. The majority of the proceeds from sales in energy holdings were invested in the materials sector, where fundamentals typically improve as the economy picks up and energy prices weaken.

Attractive valuations and strengthening fundamentals were two drivers for our growing investment in metal and mining companies. In anticipation of an economic recovery, we began steadily adding to our strategic metals group, which historically is an early cycle performer during an economic recovery. As the forecast for industrial production and gross domestic product (GDP) brightened for the second half of 2002, the fund increased holdings in aluminum, copper, nickel and zinc mining and production companies.

Investment activity in other groups was limited to small adjustments. Performance of paper and chemical companies remained lackluster while agricultural production and pipeline companies edged up as the economy slowed.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


CURRENT OUTLOOK

The fundamentals are on track for the basic materials sector to outperform the broader markets. Profit margins for 2002 are forecasted to grow 38 percent while the growth in earnings for the average S&P 500 company is 16 percent, less than half that of a materials company. This forecast is driven by expectations of a robust economic recovery in the U.S. and overseas, an upturn in industrial demand for strategic metals and positive GDP growth. The fund intends to remain overweight in materials companies as long as the economy moves toward a recovery and commodity fundamentals improve.

Prospects in the oil and gas arena remain limited for the next 12 months. An oversupply of natural gas and crude coupled with slowing economies overseas paint a picture of greater supply than demand for energy. We expect large capital outlays to slow and profit margins for oil and gas service companies and exploration and production companies to shrink. We seek companies in this sector that have historically outperformed. We believe integrated oil companies will continue to have sound balance sheets and could benefit from diversity of their operating units.

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2001

       EXXON MOBIL CORP.                                         10.39%
         PETROLEUM PRODUCTION & REFINING
       ----------------------------------------------------------------
       SUNCOR ENERGY, INC.                                        8.70%
         PETROLEUM PRODUCTION & REFINING
       ----------------------------------------------------------------
       CHEVRONTEXACO CORP.                                        5.92%
         PETROLEUM PRODUCTION & REFINING
       ----------------------------------------------------------------
       ARCHER DANIELS MIDLAND CO.                                 4.98%
         AGRICULTURE PRODUCTS
       ----------------------------------------------------------------
       ARC ENERGY TRUST                                           3.66%
         INVESTMENT TRUST
       ----------------------------------------------------------------
       BOWATER, INC.                                              3.60%
         PAPER PRODUCTS
       ----------------------------------------------------------------
       KEY ENERGY SERVICES, INC.                                  3.48%
         OIL & GAS FIELD SERVICES
       ----------------------------------------------------------------
       DOW CHEMICAL CO.                                           3.19%
         CHEMICALS & ALLIED PRODUCTS
       ----------------------------------------------------------------
       FREEPORT-MCMORAN COPPER & GOLD, INC.                       2.78%
         GOLD & SILVER MINING
       ----------------------------------------------------------------
       PENGROWTH ENERGY TRUST                                     2.53%
         INVESTMENT TRUST

  TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2001

       PETROLEUM PRODUCTION & REFINING                           27.31%
       METAL & MINERAL MINING                                    16.28%
       OIL & GAS EXTRACTION                                      10.13%
       GOLD & SILVER MINING                                       8.21%
       INVESTMENT TRUST                                           7.70%

--------------------------------------------------------------------------------
 GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------


 PORTFOLIO PROFILE                                 December 31, 2001

       Country Distribution                          % of Investments
       --------------------------------------------------------------
         United States                                         54.43%
       --------------------------------------------------------------
         Canada                                                37.39%
       --------------------------------------------------------------
         South Africa                                           3.32%
       --------------------------------------------------------------
         Australia                                              1.85%
       --------------------------------------------------------------
         Other Foreign                                          3.01%
       --------------------------------------------------------------
       Number of Securities                                       61

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Gold and Gold Shares Funds pursue a dual objective of long-term capital growth and protection against inflation and monetary instability through investment in gold and precious metal companies. The Gold Shares Fund also pursues current income as a secondary objective. The Gold Shares Fund focuses on senior producing mines with operations in North America, South Africa and Australia. The World Gold Fund focuses on selecting junior and intermediate exploration and production companies throughout the world.

PERFORMANCE

 WORLD GOLD FUND

[GRAPHIC: Performance graph created from data points in the chart below.

                                  TORONTO
                                   STOCK          PHILADELPHIA
                                  EXCHANGE           STOCK
                                   GOLD &           EXCHANGE
                                  PRECIOUS           GOLD &
                  WORLD           MINERALS           SILVER              S&P
 DATE           GOLD FUND          INDEX*            INDEX*           500 INDEX
--------        ---------         ---------         ---------         ---------
12/31/91       $10,000.00        $10,000.00        $10,000.00        $10,000.00
01/31/92        10,245.90          9,883.88         10,339.15          9,813.65
02/28/92        10,102.46          9,619.83         10,075.50          9,940.75
03/31/92         9,395.49          8,863.41          8,916.95          9,747.41
04/30/92         8,504.10          8,521.00          8,655.77         10,033.61
05/29/92         9,170.08          9,197.46          9,285.80         10,082.79
06/30/92         9,743.85          9,555.21          9,719.02          9,932.78
07/31/92        10,286.89         10,460.11         10,227.75         10,338.57
08/31/92        10,040.98         10,454.15          9,762.35         10,126.97
09/30/92        10,040.98         10,320.05          9,957.92         10,245.98
10/30/92         9,631.15         10,113.14          9,358.83         10,281.38
11/30/92         8,872.95          9,017.10          8,145.81         10,631.46
12/31/92         9,528.69          9,665.64          8,825.35         10,761.94
01/29/93         9,077.87          9,527.24          8,853.82         10,851.92
02/26/93         9,815.57         10,778.50          9,404.63         10,999.81
03/31/93        10,952.87         12,036.87         10,746.38         11,231.90
04/30/93        12,551.23         14,030.77         12,230.47         10,960.42
05/31/93        14,241.80         15,739.62         13,752.94         11,253.63
06/30/93        14,948.77         16,990.90         14,412.67         11,286.57
07/30/93        17,776.64         18,372.49         15,954.94         11,241.18
08/31/93        16,362.70         16,988.80         14,589.68         11,667.69
09/30/93        14,313.52         14,857.49         12,886.50         11,578.23
10/29/93        16,670.08         17,756.82         15,280.36         11,817.72
11/30/93        16,362.70         17,521.85         14,693.65         11,705.07
12/31/93        18,084.02         18,878.35         16,327.52         11,846.60
01/31/94        18,709.02         19,024.77         16,318.85         12,249.34
02/28/94        17,735.66         17,849.96         15,891.82         11,916.88
03/31/94        17,766.39         18,219.22         16,549.08         11,397.34
04/29/94        16,342.21         16,103.02         14,163.88         11,543.49
05/31/94        17,120.90         17,322.92         14,892.93         11,732.93
06/30/94        16,014.34         16,125.76         14,265.38         11,445.33
07/29/94        16,034.84         16,011.30         13,832.16         11,821.16
08/31/94        16,772.54         16,911.29         14,670.13         12,305.83
09/30/94        17,776.64         19,072.13         16,367.12         12,004.91
10/31/94        16,803.28         17,265.46         14,532.74         12,274.61
11/30/94        14,682.38         14,908.13         12,711.97         11,827.50
12/30/94        15,020.49         15,992.12         13,532.62         12,003.03
01/31/95        13,439.39         14,044.92         12,053.47         12,314.31
02/28/95        13,726.86         14,965.98         12,851.84         12,794.22
03/31/95        15,307.97         17,018.54         15,097.17         13,171.74
04/28/95        15,728.91         17,090.55         14,473.33         13,559.60
05/31/95        15,698.11         17,728.99         14,853.32         14,101.55
06/30/95        16,231.99         17,889.84         14,876.84         14,429.09
07/31/95        16,940.40         17,887.73         14,692.41         14,907.61
08/31/95        17,402.42         18,162.79         15,182.57         14,945.07
09/29/95        17,392.15         18,434.35         15,373.19         15,575.78
10/31/95        15,605.71         16,165.47         13,266.49         15,520.12
11/30/95        16,940.40         17,868.93         14,990.72         16,201.43
12/29/95        17,412.68         17,848.30         14,905.31         16,513.50
01/31/96        20,225.82         20,501.53         17,458.84         17,075.56
02/29/96        20,769.96         21,249.83         17,831.41         17,233.86
03/29/96        21,878.79         21,388.33         17,802.95         17,399.76
04/30/96        22,556.40         21,195.97         17,752.20         17,656.29
05/31/96        24,856.19         22,529.41         18,429.26         18,111.64
06/28/96        21,806.92         18,953.44         15,318.73         18,180.73
07/31/96        21,129.30         19,020.12         15,391.76         17,377.49
08/30/96        23,059.48         20,048.29         15,416.51         17,744.07
09/30/96        22,381.87         18,993.44         14,256.71         18,742.79
10/31/96        21,796.65         19,300.41         14,308.70         19,259.73
11/29/96        21,447.58         19,819.41         14,876.84         20,715.51
12/31/96        20,811.03         19,288.65         14,451.05         20,305.05
01/31/97        19,648.83         18,461.67         13,640.30         21,573.60
02/28/97        21,647.38         19,733.44         15,157.82         21,742.69
03/31/97        19,062.30         15,965.53         12,887.73         20,849.69
04/30/97        18,128.19         14,727.77         11,617.77         22,094.00
05/30/97        19,105.74         15,892.85         12,911.25         23,439.17
06/30/97        17,324.42         14,070.79         11,833.15         24,489.27
07/31/97        16,498.93         14,071.16         12,120.31         26,437.82
08/29/97        16,889.95         13,815.22         12,237.90         24,956.79
09/30/97        17,606.83         15,332.15         13,553.66         26,323.52
10/31/97        14,652.44         12,539.14         10,881.30         25,444.45
11/28/97        11,622.03          9,316.22          8,765.94         26,622.23
12/31/97        12,261.78         10,430.41          9,183.07         27,079.48
01/30/98        13,317.50         10,923.82          9,279.61         27,379.06
02/27/98        12,613.69         10,643.13          9,339.03         29,353.69
03/31/98        13,471.46         11,444.67         10,108.92         30,856.86
04/30/98        14,032.32         12,228.99         10,883.77         31,167.37
05/29/98        12,041.84         10,432.89          9,247.43         30,631.55
06/30/98        10,843.15          9,678.74          8,877.34         31,875.83
07/31/98        10,084.35          8,343.75          7,788.09         31,536.40
08/31/98         7,884.93          6,305.97          6,051.49         26,976.96
09/30/98        10,887.14         10,022.50          9,282.09         28,705.11
10/30/98        10,744.18         10,195.14          9,331.60         31,039.98
11/30/98        10,029.37          9,480.09          8,783.27         32,921.32
12/31/98        10,328.49          9,008.52          8,041.84         34,818.41
01/29/99         9,888.04          8,772.62          7,830.18         36,274.40
02/26/99         9,678.83          8,254.39          7,495.98         35,147.08
03/31/99         9,480.63          8,043.77          7,396.96         36,553.20
04/30/99        10,614.78          9,482.48          9,087.76         37,968.74
05/31/99         8,676.81          7,849.26          7,534.35         37,072.09
06/30/99         8,577.71          8,358.60          8,284.44         39,129.50
07/30/99         8,093.22          7,833.43          7,781.90         37,907.73
08/31/99         8,434.57          8,097.86          8,335.19         37,720.22
09/30/99        10,625.79         10,198.74          9,934.40         36,686.17
10/29/99         9,535.68          8,759.26          8,608.74         39,007.74
11/30/99         9,117.26          8,234.21          8,298.06         39,800.64
12/31/99         9,018.16          7,880.44          8,413.17         42,144.74
01/31/00         8,005.13          6,988.96          7,424.19         40,027.29
02/29/00         8,137.26          6,802.82          7,396.96         39,269.59
03/31/00         7,520.64          6,378.36          6,993.44         43,111.09
04/28/00         7,146.26          6,643.40          6,776.83         41,814.26
05/31/00         6,926.03          6,894.01          6,966.21         40,956.34
06/30/00         7,080.19          7,041.58          7,155.59         41,966.04
07/31/00         6,331.43          6,224.89          6,294.10         41,309.94
08/31/00         6,584.69          6,486.94          6,478.52         43,875.88
09/30/00         5,913.00          6,299.26          6,178.98         41,559.53
10/31/00         5,285.37          5,630.56          5,430.13         41,383.83
11/30/00         5,230.31          6,225.80          5,827.45         38,121.15
12/31/00         5,583.77          6,764.42          6,363.41         38,307.73
01/31/01         5,528.49          6,366.01          6,047.78         39,666.85
02/28/01         5,517.43          6,651.18          6,499.57         36,049.96
03/31/01         5,152.55          6,120.91          5,888.10         33,766.17
04/30/01         5,639.05          7,059.07          6,823.86         36,390.16
05/31/01         5,860.19          7,210.85          7,071.42         36,633.97
06/30/01         5,838.08          6,997.87          6,591.16         35,742.35
07/31/01         5,506.37          6,881.87          6,567.64         35,390.50
08/31/01         5,583.77          7,288.19          7,000.87         33,174.99
09/30/01         5,904.42          8,021.25          7,153.11         30,496.03
10/31/01         5,827.02          7,421.33          6,749.60         31,077.55
11/30/01         5,793.85          7,168.10          6,506.99         33,461.40
12/31/01         6,003.94          7,454.17          6,737.22         33,754.54


     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
  World Gold Fund               (4.97)%    (22.00)%      7.52%      2.84%
  S&P 500 Index                 12.94%      10.70%     (11.89)%    (5.56)%
  Toronto Stock Exchange Gold
    & Precious Minerals Index*  (2.90)%    (17.32)%     10.20%      6.52%
  Philadelphia Stock Exchange
    Gold & Silver Index*        (3.87)%    (14.15)%      5.87%      2.22%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged, widely recognized index of common stock prices in U.S. companies. The Toronto Stock Exchange Gold & Precious Minerals Index (TSE) is a capitalization-weighted index designed to measure the performance of the gold and silver sector of the TSE 300 Index. The Philadelphia Stock Exchange Gold & Silver Index (XAU) is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

 GOLD FUNDS

                                GOLD SHARES FUND

                                GOLD             JOHANNESBURG
                               SHARES                ALL               S&P 500
 DATE                           FUND              GOLD INDEX            INDEX
--------                      ---------           ---------           ---------
12/31/91                      10,000.00           10,000.00           10,000.00
01/31/92                       9,963.64           11,052.52            9,813.65
02/28/92                       8,981.82           10,488.23            9,940.75
03/31/92                       8,836.36            9,562.58            9,747.41
04/30/92                       8,218.18            8,517.70           10,033.61
05/29/92                       8,763.64            9,354.64           10,082.79
06/30/92                       8,072.73            9,589.67            9,932.78
07/31/92                       7,669.09            9,373.61           10,338.57
08/31/92                       7,008.60            8,280.83           10,126.97
09/30/92                       6,311.40            7,745.46           10,245.98
10/30/92                       5,430.74            6,690.72           10,281.38
11/30/92                       5,063.80            6,911.65           10,631.46
12/31/92                       4,917.02            6,345.24           10,761.94
01/29/93                       5,179.77            7,119.31           10,851.92
02/26/93                       5,630.18            7,501.48           10,999.81
03/31/93                       6,681.15            9,203.76           11,231.90
04/30/93                       7,769.65           11,204.86           10,960.42
05/31/93                       9,271.03           14,064.22           11,253.63
06/30/93                       9,421.17           13,868.58           11,286.57
07/30/93                      10,707.59           15,059.98           11,241.18
08/31/93                       8,777.96           12,537.14           11,667.69
09/30/93                       8,361.76           10,645.37           11,578.23
10/29/93                       9,383.33           12,677.17           11,817.72
11/30/93                       9,307.66           13,185.18           11,705.07
12/31/93                      11,010.28           15,379.04           11,846.60
01/31/94                       9,901.61           13,734.75           12,249.34
02/28/94                       9,289.93           13,940.21           11,916.88
03/31/94                       9,175.24           14,030.03           11,397.34
04/29/94                       9,442.85           13,781.54           11,543.49
05/31/94                       9,137.01           12,809.74           11,732.93
06/30/94                       9,595.77           13,868.46           11,445.33
07/29/94                       9,944.00           14,104.05           11,821.16
08/31/94                      11,027.39           15,472.93           12,305.83
09/30/94                      12,342.94           16,603.54           12,004.91
10/31/94                      11,685.17           15,416.82           12,274.61
11/30/94                      10,214.85           13,480.15           11,827.50
12/30/94                      10,717.85           13,848.79           12,003.03
01/31/95                       8,205.24           10,350.04           12,314.31
02/28/95                       8,676.36           10,274.36           12,794.22
03/31/95                       9,068.95            9,966.97           13,171.74
04/28/95                       8,637.10            9,775.70           13,559.60
05/31/95                       8,401.54            9,144.22           14,101.55
06/30/95                       8,519.32            9,602.81           14,429.09
07/31/95                       9,196.09           10,082.97           14,907.61
08/31/95                       9,156.28           10,156.91           14,945.07
09/29/95                       9,076.66           10,057.23           15,575.78
10/31/95                       7,683.31            8,452.42           15,520.12
11/30/95                       7,762.93            8,592.25           16,201.43
12/29/95                       7,842.55            8,940.59           16,513.50
01/31/96                       9,580.85           11,286.72           17,075.56
02/29/96                       9,297.87           11,196.21           17,233.86
03/29/96                       8,772.34           10,859.88           17,399.76
04/30/96                       8,812.76           10,897.85           17,656.29
05/31/96                       9,055.32           11,203.19           18,111.64
06/28/96                       7,519.15            9,645.21           18,180.73
07/31/96                       7,437.42            9,531.38           17,377.49
08/30/96                       7,396.55            9,660.40           17,744.07
09/30/96                       6,742.71            8,839.49           18,742.79
10/31/96                       6,620.12            8,954.66           19,259.73
11/29/96                       6,170.60            8,027.60           20,715.51
12/31/96                       5,843.68            7,811.72           20,305.05
01/31/97                       5,259.32            7,171.28           21,573.60
02/28/97                       6,010.65            8,475.41           21,742.69
03/31/97                       5,175.83            7,143.01           20,849.69
04/30/97                       4,758.43            6,475.49           22,094.00
05/30/97                       4,841.91            6,373.94           23,439.17
06/30/97                       4,023.79            5,161.50           24,489.27
07/31/97                       4,109.41            5,165.85           26,437.82
08/29/97                       4,152.21            5,254.64           24,956.79
09/30/97                       4,066.60            5,335.22           26,323.52
10/31/97                       3,167.67            4,519.14           25,444.45
11/28/97                       2,439.96            3,632.99           26,622.23
12/31/97                       2,491.33            3,996.85           27,079.48
01/30/98                       2,491.33            4,329.52           27,379.06
02/27/98                       2,272.79            3,839.55           29,353.69
03/31/98                       2,316.50            3,918.94           30,856.86
04/30/98                       2,447.62            5,180.47           31,167.37
05/29/98                       1,966.84            4,394.51           30,631.55
06/30/98                       1,656.51            3,593.16           31,875.83
07/31/98                       1,669.63            3,613.98           31,536.40
08/31/98                       1,285.00            2,958.59           26,976.96
09/30/98                       1,792.01            4,529.21           28,705.11
10/30/98                       1,752.67            4,587.77           31,039.98
11/30/98                       1,643.40            4,444.69           32,921.32
12/31/98                       1,669.63            3,594.05           34,818.41
01/29/99                       1,595.32            3,744.00           36,274.40
02/26/99                       1,560.36            3,319.01           35,147.08
03/31/99                       1,551.62            3,585.70           36,553.20
04/30/99                       1,726.45            3,633.17           37,968.74
05/31/99                       1,455.46            3,574.35           37,072.09
06/30/99                       1,494.80            3,183.76           39,129.50
07/30/99                       1,398.64            2,975.15           37,907.73
08/31/99                       1,472.94            3,540.03           37,720.22
09/30/99                       1,875.05            4,558.18           36,686.17
10/29/99                       1,678.37            4,268.60           39,007.74
11/30/99                       1,608.44            3,941.76           39,800.64
12/31/99                       1,625.92            4,109.34           42,144.74
01/31/00                       1,429.24            3,758.82           40,027.29
02/29/00                       1,437.98            4,292.90           39,269.59
03/31/00                       1,328.71            3,805.00           43,111.09
04/28/00                       1,223.81            3,199.54           41,814.26
05/31/00                       1,223.81            3,346.76           40,956.34
06/30/00                       1,276.26            3,561.42           41,966.04
07/31/00                       1,153.88            3,364.25           41,309.94
08/31/00                       1,223.81            3,490.85           43,875.88
09/30/00                       1,145.14            3,229.23           41,559.53
10/31/00                       1,031.50            2,640.96           41,383.83
11/30/00                       1,048.98            2,375.01           38,121.15
12/31/00                       1,140.77            2,819.75           38,307.73
01/31/01                       1,127.65            2,888.62           39,666.85
02/28/01                       1,153.88            3,305.02           36,049.96
03/31/01                       1,048.98            3,006.78           33,766.17
04/30/01                       1,188.84            3,569.06           36,390.16
05/31/01                       1,241.29            3,630.74           36,633.97
06/30/01                       1,236.92            3,763.21           35,742.35
07/31/01                       1,145.14            3,477.34           35,390.50
08/31/01                       1,175.73            3,562.52           33,174.99
09/30/01                       1,223.81            3,540.03           30,496.03
10/31/01                       1,206.33            3,636.22           31,077.55
11/30/01                       1,197.59            3,575.37           33,461.40
12/31/01                       1,267.52            3,779.23           33,754.54


     AVERAGE ANNUAL PERFORMANCE             FOR THE PERIODS ENDED
                                               DECEMBER 31, 2001
                                   ----------------------------------------
                                   TEN YEAR  FIVE YEAR  ONE YEAR  SIX MONTH
                                   --------  ---------  --------  ---------
  Gold Shares Fund              (18.65)%   (26.32)%     11.11%      2.47%
  S&P 500 Index                  12.94%     10.70%     (11.89)%    (5.56)%
  Johannesburg All Gold Index    (9.27)%   (13.52)%     34.03%      0.43%
  Financial Times Gold Mines
    Index (from 1/31/92)*          n/a     (14.39)%     22.68%      8.02%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.


  Past performance is not predictive of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The S&P 500 Index is an unmanaged, widely recognized index of common stock prices in U.S. companies. The Johannesburg All Gold Index is a capitalization-weighted index of all domestic gold stocks traded on the Johannesburg Stock Exchange. The Financial Times Gold Mines Index is a market capitalization-weighted total return index of the leading North American, Australian and African gold mining companies. The index commenced January 1992; it is not included in the graph as it has less than ten years of data.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

A number of positive trends for gold emerged over the last six months. The U.S. trade-weighted dollar fell as much as 5.52 percent by the end of August. The September 11, 2001, terrorist attacks further weakened the dollar, but as the war effort in Afghanistan began to show improvement, the dollar recovered somewhat, down only 2.24 percent. The Fed continued its aggressive interest rate-cutting policy in an attempt to stimulate the

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


economy, cutting the Federal Discount Rate by 200 basis points in the last six months of 2001. The lowering of short-term rates in conjunction with slightly higher gold lease rates in January 2001 forced a number of hedge funds and short sellers of gold to rethink their strategies. For most of the last six months of 2001, COMEX (the leading U.S. market for metals futures and futures options trading on aluminum, copper, gold and silver) non-commercial accounts have maintained a net long position on gold, in stark contrast to net shorts for the past three or four years.

INVESTMENT HIGHLIGHTS

Consolidation in the gold industry continued to be a major theme in the last six months of 2001. The merger of Homestake Mining Co. into Barrick Gold Corp.(1) was completed, but not without some input from the SEC on the treatment of reserves.

The Australian gold mining industry was the focal point of M&A activity. Sons of Gwalia Ltd.(2) acquired PacMin Mining Corporation Ltd., and Goldfields Ltd.(3) bought Delta Gold Ltd.(2) Normandy Mining Ltd.(4), Australia's largest gold mining company, became the center of attention after South African AngloGold Ltd.'s(2) bid for it was upped by Newmont Mining Corp.'s(5) takeover offer was announced for both Franco-Nevada Mining Corp., Ltd.(6) and Normandy.

Another point contributing to the positive outlook for gold was Newmont's statement that it would unwind the 11.2 million ounces of forward gold sales entered into by Normandy. Generally over the past year, the share price of those gold mining companies that have had little or no amounts of gold sold forward in the market has substantially outperformed that of hedged producers.

CURRENT OUTLOOK

With a number of the gold mining indexes finishing the year in positive territory well ahead of the broader market indexes, there has been renewed interest in the sector by retail investors and generalist funds. Continued poor performance in the equity markets could only reinforce this trend. Financial crises, such as Enron's bankruptcy and Argentina's default on its debt, continue to weigh on investor sentiment. While inflation appears to be well contained, the outlook for the dollar may not be so bright. Low interest rates could limit some of the appeal of the dollar, and, if the rather strong economic recovery being forecast for the second half of 2002 by some economists does not materialize, investors may again be disappointed by performance of paper assets.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


Gold production estimates from Barrick Gold Corp., Placer Dome, Inc.(7), Newmont Mining and AngloGold have all indicated that their production levels will fall in 2002. The Bank of England is nearly finished with its planned disposal of 415 tons of gold. While there may be other central banks ready to sell their gold within the context of the Washington Agreement, they may give pause to this notion in light of current economic conditions. In addition, a study by the World Gold Council estimated that the remaining gold available for lending by central banks may only be 2,000 to 3,000 tons. With a ton of gold at prevailing prices roughly equivalent to about $10 million, one analyst recently noted that it might be possible to corner the gold market for as little as $20 billion.

(1) This security comprised 5.75% of the total net assets of the Gold Shares Fund and 4.08% of the World Gold Fund as of 12/31/01.

(2) Neither the Gold Share Fund nor the World Gold Fund held this security as of 12/31/01.

(3) This security comprised 1.03% of the total net assets of the Gold Shares Fund and 4.27% of the World Gold Fund as of 12/31/01.

(4) This security comprised 3.57% of the total net assets of the Gold Shares Fund and 4.25% of the World Gold Fund as of 12/31/01.

(5) This security comprised 2.19% of the total net assets of the Gold Shares Fund and 1.79% of the World Gold Fund as of 12/31/01.

(6) This security comprised 4.76% of the total net assets of the Gold Shares Fund and 6.30% of the World Gold Fund as of 12/31/01.

(7) This security comprised 9.12% of the total net assets of the Gold Shares Fund and 6.59% of the World Gold Fund as of 12/31/01.

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


WORLD GOLD FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2001

       GOLDCORP, INC.                                            13.53%
         INTERMEDIATE & JUNIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       GLAMIS GOLD LTD.                                           8.02%
         INTERMEDIATE & JUNIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       PLACER DOME, INC.                                          6.59%
         SENIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       FRANCO-NEVADA MINING CORP., LTD.                           6.30%
         SENIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       IAMGOLD CORP.                                              5.91%
         INTERMEDIATE & JUNIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       IVANHOE MINES LTD.                                         5.45%
         GOLD/MINERAL EXPLORATION & DEVELOPMENT
       ----------------------------------------------------------------
       FREEPORT-MCMORAN COPPER & GOLD, INC.                       4.37%
         SENIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       GOLDFIELDS LTD.                                            4.27%
         SENIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       NORMANDY MINING LTD.                                       4.25%
         SENIOR GOLD PRODUCERS
       ----------------------------------------------------------------
       MERIDIAN GOLD, INC.                                        4.25%
         INTERMEDIATE & JUNIOR GOLD PRODUCERS

  TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2001

       INTERMEDIATE & JUNIOR GOLD PRODUCERS                      37.06%
       SENIOR GOLD PRODUCERS                                     33.81%
       GOLD/MINERAL EXPLORATION & DEVELOPMENT                    20.11%
       METAL & MINERAL MINING                                     5.24%
       OIL & GAS EXTRACTION                                       1.97%

--------------------------------------------------------------------------------
 GOLD FUNDS
--------------------------------------------------------------------------------


GOLD SHARES FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS      December 31, 2001

       GOLDCORP, INC.                                            13.58%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       HARMONY GOLD MINING CO., LTD.                             12.18%
         GOLD MINING - AFRICA
       ----------------------------------------------------------------
       PLACER DOME, INC.                                          9.29%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       GOLD FIELDS LTD.                                           6.76%
         GOLD MINING - AFRICA
       ----------------------------------------------------------------
       IMPALA PLATINUM HOLDINGS LTD.                              6.14%
         METAL & MINERAL MINING
       ----------------------------------------------------------------
       FREEPORT-MCMORAN COPPER & GOLD, INC.                       6.14%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       BARRICK GOLD CORP.                                         5.85%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       FRANCO-NEVADA MINING CORP., LTD.                           4.85%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       IVANHOE MINES LTD.                                         3.73%
         GOLD MINING - NORTH AMERICA
       ----------------------------------------------------------------
       NORMANDY MINING LTD.                                       3.64%
         GOLD MINING - AUSTRALIA

TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS           December 31, 2001

       GOLD MINING - NORTH AMERICA                               50.67%
       GOLD MINING - AFRICA                                      21.82%
       METAL & MINERAL MINING                                    10.11%
       GOLD MINING - AUSTRALIA                                    7.19%
       DIAMOND MINING & EXPLORATION                               1.39%

 GOLD FUNDS

WORLD GOLD FUND

 PORTFOLIO PROFILE                                 December 31, 2001

        Country Distribution                          % of Investments
        --------------------------------------------------------------
          Canada                                                62.67%
        --------------------------------------------------------------
          United States                                         20.72%
        --------------------------------------------------------------
          Australia                                             11.63%
        --------------------------------------------------------------
          South Africa                                           1.70%
        --------------------------------------------------------------
          Other Foreign                                          3.28%
        --------------------------------------------------------------
        Number of Securities                                       90

GOLD SHARES FUND

 PORTFOLIO PROFILE                                 December 31, 2001

        Country Distribution                          % of Investments
        --------------------------------------------------------------
          Canada                                                41.43%
        --------------------------------------------------------------
          South Africa                                          31.19%
        --------------------------------------------------------------
          United States                                         19.56%
        --------------------------------------------------------------
          Australia                                              5.61%
        --------------------------------------------------------------
          Other Foreign                                          2.21%
        --------------------------------------------------------------
        Number of Securities                                       40

U.S. TREASURY SECURITIES CASH FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT                      COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 63.40%               RATE      DATE       AMOUNT          VALUE

UNITED STATES TREASURY BILLS 55.36%
-----------------------------------
                         Yield   2.27%   01/03/02  $ 20,000,000   $ 19,997,479
                         Yield   1.64%   01/10/02    10,000,000      9,996,344
                         Yield   2.18%   01/31/02    10,000,000      9,982,479
                         Yield   1.95%   02/28/02    10,000,000      9,967,514
                         Yield   1.80%   03/21/02    20,000,000     19,922,000
                                                                  ------------
                                                                    69,865,816


UNITED STATES TREASURY NOTE 8.04%
---------------------------------
                                 6.625%  04/30/02    10,000,000     10,149,274

--------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                          80,015,090
--------------------------------------------------------------------------------
  (cost $80,015,090)

REPURCHASE AGREEMENTS 36.73%

Joint Tri-Party Repurchase
  Agreement, 12/31/01,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

1.75% Credit Suisse First
  Boston, repurchase price
  $26,353,094                    1.75%   01/02/02    26,350,532     26,350,532

1.69% UBS / Paine Webber,
  repurchase price $20,001,878   1.69%   01/02/02    20,000,000     20,000,000

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                         46,350,532
--------------------------------------------------------------------------------
  (cost $46,350,532)

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.13%                                          126,365,622
--------------------------------------------------------------------------------
  (cost $126,365,622)
Other assets and liabilities, net (0.13)%                             (170,826)
                                                                  ------------

NET ASSETS 100%                                                   $126,194,796
                                                                  ------------

   See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                          December 31, 2001
--------------------------------------------------------------------------------


UNITED STATES
GOVERNMENT AND AGENCY           COUPON   MATURITY    PRINCIPAL
OBLIGATIONS 99.77%               RATE      DATE        AMOUNT         VALUE

FEDERAL FARM CREDIT BANK 12.82%
-------------------------------
Discount Notes:
                           Yield  2.18%   01/11/02  $  7,500,000   $  7,495,913
                           Yield  1.94%   01/14/02    20,162,000     20,148,932
                           Yield  2.08%   01/28/02    14,500,000     14,478,218
Variable Rates:
                                  1.71%   04/02/02     2,000,000      1,999,505
Fixed Rates:
                                  2.41%   01/02/02    10,000,000     10,000,000
                                  6.63%   02/01/02    20,500,000     20,570,536
                                  5.52%   02/25/02     1,000,000      1,004,887
                                  5.25%   05/01/02     2,945,000      2,955,833
                                  6.88%   05/01/02    15,000,000     15,147,888
                                  6.75%   01/13/03     2,000,000      2,088,252
                                                                   ------------
                                                                     95,889,964

FEDERAL HOME LOAN BANK 75.60%
-----------------------------
Discount Notes:
                           Yield  1.49%   01/02/02   112,882,000    112,882,000
                           Yield  2.03%   01/04/02    17,544,000     17,542,018
                           Yield  1.99%   01/09/02    26,283,000     26,272,838
                           Yield  2.11%   01/10/02     7,896,000      7,892,297
                           Yield  1.70%   01/11/02    18,000,000     17,992,340
                           Yield  1.78%   01/16/02    23,000,000     22,984,074
                           Yield  1.98%   01/22/02     1,630,000      1,628,208
                           Yield  1.68%   02/13/02    20,550,000     20,509,722
                           Yield  1.69%   02/14/02     8,649,000      8,631,541
                           Yield  1.70%   03/08/02    10,000,000      9,969,306
                           Yield  1.70%   03/15/02    10,000,000      9,966,000
                           Yield  2.31%   03/18/02    16,891,000     16,809,712
                           Yield  1.82%   03/22/02    14,094,000     14,037,710
                           Yield  2.04%   04/17/02    10,000,000      9,940,500
                           Yield  2.04%   04/26/02    10,000,000      9,935,400
Variable Rates:
                                  1.73%   02/15/02    10,000,000      9,999,652
                                  1.76%   07/17/02    15,000,000     15,000,000
                                  2.10%   07/30/02    15,000,000     14,996,942
                                  1.90%   08/09/02    25,000,000     24,995,877
                                  1.50%   08/16/02     7,500,000      7,498,771
                                  1.82%   08/20/02    50,000,000     49,993,356
Fixed Rates:
                                  4.88%   01/22/02    10,010,000     10,019,567
                                  6.75%   02/01/02     6,055,000      6,069,204


   See notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AND                   COUPON   MATURITY    PRINCIPAL
AGENCY OBLIGATIONS                RATE      DATE        AMOUNT         VALUE

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------
                                  5.00%   02/04/02  $  1,500,000   $  1,503,493
                                  5.05%   02/05/02     1,000,000      1,002,775
                                  6.75%   02/15/02    10,500,000     10,547,516
                                  6.75%   02/15/02     7,030,000      7,049,863
                                  5.13%   02/26/02     1,025,000      1,026,328
                                  4.50%   03/26/02     5,000,000      5,005,158
                                  5.25%   04/25/02     1,500,000      1,508,102
                                  6.75%   05/01/02     4,120,000      4,155,069
                                  4.25%   05/03/02     5,000,000      5,003,414
                                  4.89%   06/24/02       500,000        501,790
                                  3.75%   06/28/02    10,000,000     10,000,000
                                  5.16%   06/28/02     1,000,000      1,006,091
                                  5.92%   06/28/02     1,000,000      1,009,836
                                  4.02%   07/02/02     7,850,000      7,850,000
                                  3.83%   07/17/02    12,000,000     12,004,463
                                  6.88%   07/18/02    10,000,000     10,169,994
                                  5.99%   11/26/02     1,050,000      1,084,472
                                  2.16%   12/05/02    10,000,000      9,978,360
                                  2.37%   12/12/02    10,000,000     10,000,000
                                  2.50%   12/12/02     5,000,000      5,000,000
                                  2.51%   12/12/02     5,000,000      4,991,165
                                  2.25%   12/27/02     5,000,000      4,991,918
                                  5.66%   01/13/03       500,000        516,296
                                  5.50%   01/21/03     2,000,000      2,064,396
                                  5.42%   01/22/03     2,000,000      2,062,874
                                                                   ------------
                                                                    565,600,408

STUDENT LOAN MARKETING ASSOCIATION 11.35%
-----------------------------------------
Discount Notes:
                           Yield  2.04%   04/01/02    10,000,000      9,949,567
Variable Rates:
                                  2.17%   06/04/02    25,000,000     24,999,501
                                  2.13%   06/26/02    25,000,000     25,000,000
                                  2.10%   07/10/02    25,000,000     24,997,402
                                                                   ------------
                                                                     84,946,470

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.77%                                            746,436,842
--------------------------------------------------------------------------------
  (cost $746,436,842)
Other assets and liabilities, net 0.23%                               1,690,151
                                                                   ------------

NET ASSETS 100%                                                    $748,126,993
                                                                   ------------

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS 89.52%              RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
ALABAMA 1.70%
Birmingham, Alabama Refunded,
  Series B                          6.25%   04/01/12      $110,000      $113,463

ARIZONA 3.04%
Maricopa County, Arizona United
  School District, GO               4.85%   07/01/11       200,000       203,500

ARKANSAS 1.52%
Arkansas State, College
  Savings, Series B, GO             5.10%   06/01/13       100,000       101,750

CONNECTICUT 3.24%
Bridgeport Series A, GO             6.00%   03/01/06       200,000       217,000

FLORIDA 2.74%
Florida State Board of Education
  Capital Outlay, Series B, GO      5.25%   06/01/11       175,000       183,094

GEORGIA 1.59%
Georgia Municipal Electric
  Authority Power Revenue           5.30%   01/01/07       100,000       106,250

HAWAII 3.12%
Hawaii State, GO Unlimited Tax      5.25%   09/01/03       200,000       209,000

ILLINOIS 3.02%
Chicago Water Revenue (ZCB)         0.00%   11/01/08       275,000       201,781

IOWA 3.28%
Finance Authority Hospital
  Facility Revenue                  5.15%   07/01/04       210,000       219,712

MARYLAND 2.61%
Baltimore County, GO
  Unlimited Tax                     5.00%   06/01/05       165,000       174,281

MASSACHUSETTS 3.54%
Massachusetts State Health &
  Educational Facilities
  Authority Revenue, Series D       5.00%   10/01/07       135,000       134,494
Massachusetts State,
  Series C, GO                      4.625%  10/01/08       100,000       102,500
                                                                         -------
                                                                         236,994

MICHIGAN 2.13%
Detroit, Michigan City
  School District,
  Series A, GO                      4.00%   05/01/11       150,000       142,500

   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
NEBRASKA 4.03%
Nebraska Public Power
  District Revenue                  5.70%   01/01/05      $255,000      $269,453

NEVADA 7.74%
Nevada State Municipal Bond
  Bank Project #51, Series
  A, GO                             5.10%   01/01/08       250,000       257,500
Washoe County Gas & Water
  Facilities, Revenue               6.30%   12/01/14       250,000       260,322
                                                                        --------
                                                                         517,822

NEW JERSEY 4.92%
Jersey City, GO                     6.00%   10/01/05       110,000       120,175
Washington Township Board
  of Education, GO                  5.10%   02/01/08       200,000       208,750
                                                                        --------
                                                                         328,925

NEW YORK 9.87%
Buffalo, New York School
  District, Series B, GO            4.50%   02/01/08       110,000       111,650
Hempstead Township, GO
  Unlimited Tax                     5.375%  11/15/10       120,000       127,050
New York, New York,
  Series F                          5.25%   08/01/04       200,000       210,250
New York State,
  Local Highway & Bridge,
  Series A                          5.375%  04/01/10       200,000       211,250
                                                                        --------
                                                                         660,200

OREGON 1.96%
Oregon State Department
  Transportation Highway            5.00%   11/15/09       125,000       130,964

PENNSYLVANIA 3.86%
Philadelphia Hospitals &
  Higher Education Facilities
  Authority Revenue                 5.00%   05/15/03       250,000       258,125

PUERTO RICO 1.53%
Puerto Rico Electric Power
  Authority Revenue                 4.25%   07/01/03       100,000       102,625

TEXAS 7.77%
Arlington, Texas Refunded,
  Series A                          5.00%   08/15/08       200,000       209,250
Bexar County, Texas
  Refunded, GO                      5.40%   06/15/12       200,000       205,250
Texas State Public Finance
  Authority                         6.00%   08/01/03       100,000       105,375
                                                                        --------
                                                                         519,875

UTAH 3.03%
Utah State Municipal
  Finance Corp. Local
  Government Revenue                6.40%   08/01/09       200,000       202,876


   See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
VIRGIN ISLANDS 2.32%
Virgin Islands Public
  Finance Authority Revenue         5.00%   10/01/03      $150,000      $155,250

VIRGINIA 1.53%
Virginia State Resources
  Authority Clean Water
  Revenue                           4.75%   10/01/10       100,000       102,625

WASHINGTON 4.10%
                                                                        --------
King County, Series A,
  GO Pre-refunded                   5.80%   12/01/06       105,000       111,563
King County, Series A, GO           5.80%   12/01/06       155,000       162,944
                                                                        --------
                                                                         274,507

WISCONSIN 5.33%
Milwaukee, Wisconsin,
  Series L, GO                      4.60%   12/15/13       150,000       147,188
Wisconsin State Health &
  Educational Facilities
  Authority Revenue                 5.20%   06/01/05       200,000       209,250
                                                                        --------
                                                                         356,438

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                  5,989,010
--------------------------------------------------------------------------------
  (cost $5,868,897)

REPURCHASE AGREEMENT 9.62%

Joint Tri-Party Repurchase
  Agreement, Credit Suisse First
  Boston, 12/31/01, 1.75%, due
  01/02/02, repurchase price
  $643,457, collateralized by
  U.S. Treasury securities held
  in a joint tri-party repurchase
  account (cost $643,394)               1.75%   01/02/02    643,394      643,394

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.14%                                               6,632,404
--------------------------------------------------------------------------------
  (cost $6,512,291)
Other assets and liabilities, net 0.86%                                   57,789
                                                                      ----------

NET ASSETS 100%                                                       $6,690,193
                                                                      ----------


    See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                          December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS 95.69%              RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
ARIZONA
Salt River Arizona
  Agricultural Improvement
  & Power District Electric
  System Revenue                    6.00%   01/01/07      $300,000      $327,000

COLORADO 1.93%
Denver, Colorado City &
  County School District #1         5.00%   12/01/23       410,000       397,700

DISTRICT OF COLUMBIA 0.47%
District of Columbia,
  Series A, GO Unlimited            5.00%   06/01/17       100,000        98,000

FLORIDA 6.28%
Florida Board of Education
  Capital Outlay, GO
  Unlimited Tax, Refunding,
  Series A                          6.625%  06/01/07       700,000       757,750
Miami-Dade County School
  District                          5.375%  08/01/11       500,000       533,750
                                                                        --------
                                                                       1,291,500

GEORGIA 1.03%
Georgia Municipal Electric
  Authority Power Revenue           5.30%   01/01/07       200,000       212,500

HAWAII 2.68%
Hawaii State, Refunding,
  Series CO                         6.00%   03/01/11       500,000       551,875

ILLINOIS 7.29%
Du Page County, Refunding           5.60%   01/01/21       490,000       520,012
Illinois Development
  Financing Authority
  Hospital Revenue,
  Adventist Health
  Systems                           5.65%   11/15/24       435,000       407,269
Illinois Development
  Financing
  Authority Revenue,
  Presbyterian Home
  Lake Project, Series B            6.25%   09/01/17       250,000       262,813
Illinois Regional
  Transportation Authority
  Revenue, Series A                 7.20%   11/01/20       250,000       310,000
                                                                        --------
                                                                       1,500,094

INDIANA 1.96%
Indiana University,
  Revenue, Series L                 5.00%   08/01/14       400,000       402,500

IOWA 2.50%
Polk County Revenue
  Catholic Health
  Initiatives, Series A             5.125%  12/01/11       500,000       514,375


   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE         AMOUNT        VALUE
---------------------------------   ----    --------      --------      --------
KANSAS 4.38%
Kansas State Development
  Finance Authority
  Hospital
  Revenue, Series Z                 5.00%   12/15/12      $500,000      $501,250
Seward County School
  District, GO                      7.40%   09/01/03       370,000       399,600
                                                                        --------
                                                                         900,850

KENTUCKY 1.91%
Louisville & Jefferson
  County Regulation Airport
  Authority, Series B               5.00%   07/01/14       400,000       393,500

MASSACHUSETTS 2.21%
Massachusetts State
  Authority Revenue,
  Series A                          5.00%   07/01/27       500,000       454,375

MICHIGAN 5.77%
Belding Area Schools,
  Refunding                         5.00%   05/01/18       390,000       384,637
Detroit, Michigan Local
  Development Financing
  Authority, Refunding,
  Series A                          5.375%  05/01/18       300,000       297,000
Michigan State Hospital
  Finance Authority
  Revenue                           4.90%   05/15/13       500,000       505,000
                                                                        --------
                                                                       1,186,637

MINNESOTA 1.94%
Hennepin County,
  Series B, GO                      5.00%   12/01/15       400,000       400,000

MISSISSIPPI 1.97%
Vicksburg Leased Housing
  Corp. Housing Revenue,
  Refunding, Series A               6.125%  02/15/22       400,000       405,000

MISSOURI 2.00%
St. Louis Airport
  Development Program,
  Series A                          5.00%   07/01/11       400,000       411,500

NEW JERSEY 5.65%
Essex County                        4.625%  06/01/14       400,000       393,500
New Jersey Health Care
  Facilities Financing
  Authority Revenue                 4.375%  07/01/10       460,000       449,650
New Jersey State
  Transportation
  Authority, Series A               5.00%   06/15/13       315,000       320,512
                                                                        --------
                                                                       1,163,662

NEW MEXICO 1.57%
Bernalillo County, GO
  Unlimited                         4.50%   08/01/19       350,000       322,875


   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
NEW YORK 6.43%
Albany, New York Parking
  Authority Revenue                 5.00%   07/15/09      $300,000      $298,875
New York, GO Unlimited,
  Series H                          5.25%   03/15/14       450,000       451,125
New York, GO Unlimited,
  Series J                          5.00%   05/15/12       250,000       249,688
New York State Dormitory
  Authority Revenue                 6.25%   07/01/08       300,000       323,625
                                                                        --------
                                                                       1,323,313

NORTH CAROLINA 3.47%
North Carolina Eastern
  Municipal Power Agency
  Revenue, Refunding, Series A      5.60%   01/01/10       675,000       714,656

OHIO 3.95%
Ohio State, Mental Health
  Facilities Revenue                5.50%   06/01/15       300,000       313,125
Olentangy Local School
  District, GO Limited Tax,
  Series A                          6.25%   12/01/15       240,000       266,700
South Euclid Special
  Assessment, GO Limited Tax        6.70%   12/01/14       200,000       232,000
                                                                     -----------
                                                                         811,825

OREGON 2.38%
Multnomah County, GO Unlimited      4.75%   10/01/15       500,000       488,750

PENNSYLVANIA 2.53%
Chester County Health &
  Educational Facilities
  Authority Revenue                 5.00%   05/15/08       250,000       258,750
Philadelphia Hospital & Higher
  Educational Facilities
  Authority Revenue                 4.95%   06/15/06       265,000       262,019
                                                                        --------
                                                                         520,769

PUERTO RICO 3.18%
Puerto Rico Commonwealth
  Public Improvement,
  GO Unlimited                      5.50%   07/01/17       610,000       653,463

RHODE ISLAND 2.72%
North Providence, GO
  Unlimited Tax, Series A           6.05%   07/01/13       500,000       560,625

SOUTH CAROLINA 3.19%
Charleston County Refunding
  and Capital Improvement           5.25%   05/01/12       400,000       417,500
South Carolina Jobs Economic
  Development Authority Revenue     5.00%   11/01/23       250,000       238,125
                                                                        --------
                                                                         655,625

   See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                   COUPON   MATURITY      PRINCIPAL
MUNICIPAL BONDS                     RATE      DATE         AMOUNT         VALUE
---------------------------------   ----    --------      --------      --------
TEXAS 9.05%
Austin, GO                          5.00%   09/01/16      $565,000      $559,350
Bexar County, GO Limited
  Tax                               5.00%   06/15/18       500,000       487,500
Clear Lake City Water
  Authority, GO Unlimited           5.00%   03/01/18       500,000       486,250
Terrell, Texas Independent
  School District (ZCB)             0.00%   08/01/21      1,000,000      330,000
                                                                        --------
                                                                       1,863,100

UTAH 1.52%
Weber County School District,
  Series A                          5.15%   06/15/08       300,000       312,750

VIRGINIA 2.89%
State Housing Development
  Authority Multifamily
  Revenue, Series E                 5.90%   11/01/17       425,000       435,625
Virginia State Resources
  Authority Clean Water
  Revenue                           4.75%   10/01/10       155,000       159,069
                                                                        --------
                                                                         594,694

WASHINGTON 1.25%
King & Snohomish Counties'
  School District Series C          5.00%   06/15/10       250,000       256,875

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                 19,690,388
--------------------------------------------------------------------------------
  (cost $19,504,203)

REPURCHASE AGREEMENT 3.38%

Joint Tri-Party Repurchase
  Agreement, Credit Suisse
  First Boston, 12/31/01,
  1.75%, due 01/02/02,
  repurchase price $695,892,
  collateralized by U.S.
  Treasury securities held in
  a joint tri-party repurchase
  account (cost $695,824)           1.75%   01/02/02       695,824       695,824

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.07%                                              20,386,212
--------------------------------------------------------------------------------
  (cost $20,200,027)
Other assets and liabilities, net 0.93%                                  190,911
                                                                     -----------

NET ASSETS 100%                                                      $20,577,123
                                                                     -----------

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS 96.91%                                  SHARES             VALUE

AEROSPACE/DEFENSE 0.90%
The Boeing Co.                                        2,000           $ 77,560
United Technologies Corp.                             2,200            142,186
                                                                      --------
                                                                       219,746

AGRICULTURE PRODUCTS 0.62%
Archer Daniels Midland Co.                            10,500           150,675

BANKS 6.75%
Bank of America Corp.                                 5,200            327,340
Citigroup, Inc.                                      21,800          1,100,464
Fifth Third Bancorp                                   3,600            221,688
                                                                      --------
                                                                     1,649,492

BEVERAGES 2.97%
Anheuser-Busch Companies, Inc.                        4,600            207,966
PepsiCo, Inc.                                         8,700            423,603
The Pepsi Bottling Group, Inc.                        4,000             94,000
                                                                      --------
                                                                       725,569

CHEMICALS & ALLIED PRODUCTS 0.73%
Dow Chemical Co.                                      3,500            118,230
Sigma-Aldrich Corp.                                   1,500             59,115
                                                                      --------
                                                                       177,345

COMPUTER & OFFICE EQUIPMENT 4.30%
Cisco Systems, Inc.                                   18,000           325,980*
Dell Computer Corp.                                   6,400            173,952*
IBM Corp.                                             4,550            550,368
                                                                      --------
                                                                     1,050,300

COMPUTER SERVICES 1.33%
Affiliated Computer Services, Inc.                    1,200            127,356*
Electronic Data Systems Corp.                         2,900            198,795
                                                                      --------
                                                                       326,151

DATA PROCESSING & SOFTWARE 5.26%
Microsoft Corp.                                      16,700          1,106,709*
Oracle Corp.                                          12,872           177,762*
                                                                      --------
                                                                     1,284,471


   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS                                         SHARES             VALUE

EDUCATION 0.92%
Apollo Group, Inc., Class A                           5,000           $225,050*

ELECTRONICS & COMPONENTS 3.43%
Applied Materials, Inc.                               4,000            160,400*
Intel Corp.                                           19,760           621,452
Novellus Systems, Inc.                                1,400             55,230*
                                                                      --------
                                                                       837,082

ENTERTAINMENT 4.25%
AOL Time Warner, Inc.                                 17,200           552,120
Viacom, Inc., Class B                                 11,000           485,650*
                                                                      --------
                                                                      1,037,770

FINANCIAL SERVICES 9.18%
Fannie Mae                                            13,900          1,105,050
Federated Investors, Inc., Class B                    13,950           444,726
First Data Corp.                                      2,000            156,900
Household International, Inc.                         2,700            156,438
Lehman Brothers Holdings, Inc.                        5,700            380,760
                                                                      --------
                                                                      2,243,874

GROCERY STORES 0.51%
The Kroger Co.                                        6,000            125,220*

HEALTHCARE & EQUIPMENT 11.12%
Baxter International, Inc.                            8,100            434,403
Cardinal Health, Inc.                                 4,500            290,970
HCA Inc.                                              5,100            196,554
Johnson & Johnson                                     21,600          1,276,560
Medtronic, Inc.                                       4,300            220,203
Tenet Healthcare Corp.                                3,100            182,032*
WellPoint Health Networks, Inc.                       1,000            116,850*
                                                                      --------
                                                                      2,717,572

HOUSEHOLD APPLIANCES 3.61%
General Electric Co.                                  22,000           881,760

INSURANCE 2.44%
American International Group                          7,500            595,500


   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS                                         SHARES             VALUE

INVESTMENT TRUST 1.87%
ARC Energy Trust                                      60,000          $456,030

MANUFACTURING 4.65%
Tyco International Ltd.                              19,300          1,136,770

METAL & MINERAL MINING 1.36%
Freeport-McMoRan Copper
  & Gold, Inc., Class B                               8,500            113,815*
Inco Ltd.                                             9,000            152,460*
Peabody Energy Corp.                                  2,300             64,837
                                                                      --------
                                                                       331,112

PAPER PRODUCTS 0.53%
Georgia Pacific Group                                 4,700            129,767

PETROLEUM PRODUCTION & REFINING 5.50%
ChevronTexaco Corp.                                   4,000            358,440
Exxon Mobil Corp.                                     9,604            377,437
Suncor Energy, Inc.                                   18,500           608,920
                                                                      --------
                                                                     1,344,797

PHARMACEUTICALS 7.55%
American Home Products Corp.                          5,400            331,344
Amgen, Inc.                                           6,000            338,640*
Merck & Co., Inc.                                     3,000            176,400
Pfizer, Inc.                                          25,075           999,239
                                                                      --------
                                                                     1,845,623

RETAIL 7.83%
Bed Bath & Beyond Inc.                                3,500            118,650*
Home Depot, Inc.                                      12,600           642,726
Wal-Mart Stores, Inc.                                 20,000         1,151,000
                                                                      --------
                                                                     1,912,376

TELECOMMUNICATIONS 6.29%
AT&T Wireless Group                                   5,320             76,448*
BellSouth Corp.                                       9,200            350,980
Liberty Media Corp., Class A                          11,948           167,272*
SBC Communications, Inc.                              6,000            235,020
Sprint Corp., PCS Group                               2,000             48,820*
Trooper Technologies, Inc.                            190,000          238,694*
Verizon Communications, Inc.                          7,200            341,712
WorldCom, Inc.                                        5,500             77,440*
                                                                      --------
                                                                     1,536,386

   See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS                                         SHARES             VALUE

TOBACCO 1.45%
Philip Morris Companies, Inc.                         7,700           $353,045

UTILITIES 1.37%
Duke Energy Corp.                                     8,500            333,710

WHOLESALE & DISTRIBUTION 0.19%
SYSCO Corp.                                           1,800             47,196

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 23,674,389
--------------------------------------------------------------------------------
  (cost $20,068,510)

PURCHASED OPTIONS 0.00%                            CONTRACTS

ELECTRONICS & COMPONENTS 0.00%
Solectron Corp., Strike Price 35, Call,
  Expiration Jan. 2002                                   65                325
  (premium $44,895)

                                                   PRINCIPAL
REPURCHASE AGREEMENT 3.23%                           AMOUNT

Joint Tri-Party Repurchase Agreement,
  Credit Suisse First Boston, 12/31/01,
  1.75%, due 01/02/02, repurchase price
  $789,257, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account (cost                $789,180          $789,180

-------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.14%                                           24,463,894
-------------------------------------------------------------------------------
  (cost $20,902,585)
Other assets and liabilities, net (0.14)%                              (34,458)
                                                                   -----------
NET ASSETS 100%                                                    $24,429,436
                                                                   -----------

   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 97.80%                     SHARES            VALUE

AIRLINES 0.17%
Cathay Pacific Airways                                15,295          $ 19,615

APPAREL 6.62%
Li & Fung Ltd.                                        610,000          684,492
Yue Yuen Industrial Holdings Ltd.                     49,200            92,434
                                                                      --------
                                                                       776,926

BANKING & FINANCIAL SERVICES 11.34%
Hang Seng Bank Ltd.                                   8,642             95,034
HSBC Holdings plc                                    100,500         1,176,060
SE Global Equities Corp.                              66,890            59,532*
                                                                      --------
                                                                     1,330,626

CHEMICALS & ALLIED PRODUCTS 4.30%
Sinopec Shanghai Petrochemical Co.,
  Ltd., H shares                                      1,452,000        130,345
Sinopec Yizheng Chemical Fibre Co.,
  Ltd., H shares                                      1,044,000        127,191
Sinopec Zhenhai Refining and Chemical
  Co., Ltd., H shares                                 1,340,000        247,456
                                                                      --------
                                                                       504,992

CLOSED END FUNDS 3.63%
iShares MSCI Malaysia Index Fund                      37,000           192,400
iShares MSCI South Korea Index Fund                   6,800            120,428
iShares MSCI Taiwan Index Fund                        10,500           113,190
                                                                      --------
                                                                       426,018

COMPUTER & OFFICE EQUIPMENT 1.08%
Acer, Inc., GDR, 144A                                 25,969            64,923
GVC Corp., GDR, 144A                                     61                157*
Legend Holdings Ltd.                                  120,000           61,172
                                                                      --------
                                                                       126,252

CONGLOMERATES 12.66%
China Everbright Ltd.                                 140,000          105,030
China Vanke Co., Ltd., B shares                       80,319            90,848
Citic Pacific Ltd.                                    109,614          243,891
Hutchison Whampoa Ltd.                                71,470           691,993
Shanghai Industrial Holdings Ltd.                     193,005          353,945
                                                                      --------
                                                                     1,485,707

CONSTRUCTION 0.14%
Cheung Kong Infrastructure Holdings                   10,188            15,874


   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                               SHARES         VALUE

ELECTRIC GENERATION 0.37%
CLP Holdings Ltd.                                        11,287       $ 43,062

ELECTRONIC EQUIPMENT 6.61%
ASM Pacific Technology Ltd.                             206,000        405,514
Digital China Holdings Ltd.                              12,000          5,232*
Hanny Holdings Ltd., 144A                               540,000          7,133
Hanny Holdings Ltd., Warrants,
  144A (April 2002)                                     108,000            139
Johnson Electric Holdings                                16,596         17,452
Samsung Electronics, GDR
  Non-Voting Shares, 144A                                 3,380        145,340
Samsung Electronics, GDR 1/2
  Voting, 144A                                              132         15,272
Taiwan Semiconductor Manufacturing
  Co., Ltd., Sponsored ADR                                7,168        123,075*
TCL International Holdings Ltd.                         340,000         56,683
Yageo Corp.                                                   1              3*
                                                                      --------
                                                                       775,843

HOTELS 0.31%
Shangri-La Asia Ltd.                                     46,020         36,000

HOUSEHOLD APPLIANCES 0.78%
Guangdong Kelon Electronics
  Holdings Co., Ltd., H shares                          570,000         91,373*

INTERNET 1.53%
Asia Broadband, Inc.                                  1,500,000         97,500*+
Pacific Century CyberWorks Ltd.                         296,546         81,764*
                                                                      --------
                                                                       179,264

MINING SERVICES 1.52%
Ivanhoe Mines Ltd.                                        100,000      131,281*
Yanzhou Coal Mining Co., Ltd., H shares                   150,000       47,610
                                                                       -------
                                                                       178,891

MOTOR VEHICLES & TRANSPORTATION 2.14%
Qingling Motors Co., Ltd., H shares                     1,688,000      251,108

OFFICE SUPPLIES 0.00%
China First Pencil Co., Ltd., B shares                          1            1*
Hero (Group) Co., Ltd., B shares                                1            1*
                                                                       -------
                                                                             2
OIL & GAS EXTRACTION 0.66%
CNOOC Ltd., ADR                                             4,000       77,200


   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                               SHARES         VALUE

PHARMACEUTICALS 3.10%
Dragon Pharmaceuticals, Inc.                            100,000     $  182,000*
Dragon Pharmaceuticals, Inc., Special
  Units (RS)                                            100,000        182,000*
                                                                    ----------
                                                                       364,000

PUBLISHING 0.68%
Lingo Media, Inc.                                     1,056,800         79,658*+

REAL ESTATE DEVELOPERS 8.38%
Cheung Kong Holdings Ltd.                                59,386        616,879
Pacific Century Regional Development Ltd.               250,000         77,173*
Sun Hung Kai Properties Ltd.                             35,852        289,657
                                                                    ----------
                                                                       983,709

RETAIL 1.89%
Giordano International Ltd.                             348,000        153,968
Glorious Sun Enterprises Ltd.                           450,000         67,519
Shanghai Friendship Group, Inc., Co., B shares                1              1
                                                                    ----------
                                                                       221,488

SHIPPING & CONTAINERS 12.67%
China International Marine Containers (Group)
  Co., Ltd., B shares                                   735,059      1,305,578
Cosco Pacific Ltd.                                      350,000        180,661
                                                                    ----------
                                                                     1,486,239

TELECOMMUNICATIONS 7.54%
Asia Global Crossing Ltd., Class A                        2,000          2,380*
China Mobile (Hong Kong) Ltd., ADR                       13,000        227,240*
China Unicom Ltd.                                       112,000        123,523*
Shanghai Posts & Telecommunications Equipment
  Co., Ltd., B shares                                   428,976        466,297
SK Telecom Company Ltd., ADR                              3,000         64,860
                                                                    ----------
                                                                       884,300

UTILITIES 9.68%
Hong Kong & China Gas Co., Ltd.                         433,358        533,518
Huaneng Power International, Inc., ADR                   25,000        602,500
                                                                    ----------
                                                                     1,136,018

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                    11,474,165
--------------------------------------------------------------------------------
  (cost $13,202,529)


   See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

                                                       PRINCIPAL
REPURCHASE AGREEMENT 2.80%                              AMOUNT         VALUE

Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 12/31/01, 1.75%, due
  01/02/02, repurchase price $329,017,
  collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase
  account (cost $328,985)                              $328,985       $328,985

------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.60%                                           11,803,150
------------------------------------------------------------------------------
  (cost $13,531,514)
Other assets and liabilities, net (0.60)%                             (70,715)
                                                                   -----------

NET ASSETS 100%                                                    $11,732,435
                                                                   -----------


   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 97.72%                          SHARES       VALUE

AGRICULTURE PRODUCTS 5.01%
Archer Daniels Midland Co.                                 36,750     $527,363

CHEMICALS & ALLIED PRODUCTS 4.74%
Dow Chemical Co.                                           10,000      337,800
Methanex Corp.                                              5,000       27,701*
Sigma-Aldrich Corp.                                         3,400      133,994
                                                                      --------
                                                                       499,495

FORESTRY 1.85%
Weyerhaeuser Co.                                            3,600      194,688

GOLD & SILVER MINING 8.26%
Barrick Gold Corp.                                          1,800       28,710
ECU Silver Mining, Inc.                                   100,000        1,884*
Freeport-McMoRan Copper & Gold, Inc., Class B              22,000      294,580*
Goldcorp, Inc.                                             10,000      121,700
Harmony Gold Mining Co., Ltd.                              24,000      156,239
Harmony Gold Mining Co., Ltd., Warrants (June 2003)        18,000       54,720*
International Annax Ventures, Inc.                        100,000       16,960*
Northgate Exploration Ltd., Special Warrants (RS)         100,000       81,658*
Rio Narcea Gold Mines Ltd.                                100,000       28,266*
St. Andrew Goldfields Ltd.                                600,000       41,457*
TVX Gold, Inc.                                            100,000       43,342*
                                                                      --------
                                                                       869,516

INVESTMENT TRUST 7.74%
ARC Energy Trust                                           51,000      387,626
Pengrowth Energy Trust                                     30,000      267,965
Superior Propane Income Fund                               15,000      159,611
                                                                      --------
                                                                       815,202

METAL & MINERAL MINING 16.37%
Alcan, Inc.                                                 3,000      107,790
Alcoa, Inc.                                                 2,992      106,366
Anglo American plc, ADR                                     2,676       40,434
Cameco Corp.                                                6,000      147,927
Denison Mines Ltd.                                      1,000,000       87,940*
Diamondex Resources Ltd.                                    2,500        1,476*
Impala Platinum Holdings Ltd.                               3,000      140,609
Inco Ltd.                                                  11,500      194,810*
Ivanhoe Mines Ltd.                                        180,000      236,307*
Navigator Exploration Corp.                               100,000       37,688*
North American Tungsten Corp., Ltd.                       100,000       40,829*


   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                 SHARES       VALUE

METAL & MINERAL MINING (CONT'D)
Osmium Holdings S.A. (RS)                                     104   $   20,800
Peabody Energy Corp.                                        8,000      225,520
South Atlantic Resources Ltd.                             200,000       15,075*
Southwestern Resources Corp.                               22,650       37,845*
WMC Ltd.                                                   40,000      195,998
Yanzhou Coal Mining Co., Ltd., H shares                   150,000       46,648
Zimasco Consolidated Enterprises Ltd. (RS)                 40,000       40,000*
                                                                    ----------
                                                                     1,724,062

OIL & GAS EXTRACTION 10.18%
Apache Corp.                                                1,100       54,868
BlackRock Ventures, Inc.                                   90,000       55,967*
Bonavista Petroleum Ltd.                                   10,000      169,598*
CNOOC Ltd.                                                100,000       94,258
Ivanhoe Energy, Inc.                                      100,000      227,387*
Nabors Industries, Inc.                                     3,200      109,856*
Rio Alto Exploration Ltd.                                  15,000      176,194*
Soho Resources Corp.                                      500,000       31,407*
Ultra Petroleum Corp.                                      25,000      153,109*
                                                                    ----------
                                                                     1,072,644

OIL & GAS FIELD SERVICES 3.49%
Key Energy Services, Inc.                                  40,000      368,000*

PAPER PRODUCTS 5.85%
Bowater, Inc.                                               8,000      381,600
Georgia Pacific Group                                       8,500      234,685
                                                                    ----------
                                                                       616,285

PETROLEUM PRODUCTION & REFINING 27.45%
BP plc, ADR                                                 1,640       76,276
ChevronTexaco Corp.                                         7,000      627,270
Exxon Mobil Corp.                                          28,000    1,100,400
Occidental Petroleum Corp.                                  4,000      106,120
Phillips Petroleum Co.                                      1,000       60,260
Suncor Energy, Inc.                                        28,000      921,609
                                                                    ----------
                                                                     2,891,935

UTILITIES 6.78%
Duke Energy Corp.                                           6,000      235,560
El Paso Corp.                                               3,890      173,533


   See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                 SHARES       VALUE

UTILITIES (CONT'D)
The AES Corp.                                               2,600     $ 42,510*
TransCanada PipeLines Ltd.                                 21,000      262,102
                                                                      --------
                                                                       713,705

------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                    10,292,895
------------------------------------------------------------------------------
  (cost $10,442,874)

RIGHTS 0.00%

CHEMICALS & ALLIED PRODUCTS 0.00%
IMC Global, Inc., Rights (June 2009)                        3,800            0
  (cost $0)


                                                        PRINCIPAL
REPURCHASE AGREEMENT 2.81%                                AMOUNT

Joint Tri-Party Repurchase Agreement,
  Credit Suisse First Boston, 12/31/01,
  1.75%, due 01/02/02, repurchase price
  $296,134, collateralized by U.S.
  Treasury securities held in a joint
  tri-party repurchase account (cost
  $296,105)                                             $ 296,105      296,105

------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.53%                                           10,589,000
------------------------------------------------------------------------------
  (cost $10,738,979)
Other assets and liabilities, net (0.53)%                              (55,627)
                                                                   -----------

NET ASSETS 100%                                                    $10,533,373
                                                                   -----------

   See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 99.21%                        SHARES         VALUE

DIAMOND MINING & EXPLORATION 1.06%
Canabrava Diamond Corp.                                   300,000   $   75,377*
Diamond Fields International Ltd.                         200,000      100,502*
SouthernEra Resources Ltd.                                150,000      262,877*
                                                                    ----------
                                                                       438,756

DIAMONDS & GOLD RETAIL 0.76%
Tiffany & Co.                                              10,000      314,700

GOLD/MINERAL EXPLORATION & DEVELOPMENT 19.95%
AMT International Mining Corp.                          1,000,000       12,563*
Anooraq Resource Corp.                                    650,000      204,146*
Anooraq Resources Corp., Warrants (December 2002)         150,000            0
Anooraq Resources Corp., Warrants (July 2002)             350,000      109,925
Banro Corp.                                                50,000       26,853*
Chilean Gold Ltd. (RS)                                    500,000            0
Continental Precious Minerals, Inc.                       200,000       30,151*
Corner Bay Silver, Inc.                                   200,000      370,603*
Dayton Mining Corp.                                     1,000,000      270,000*
ECU Silver Mining, Inc.                                   900,000       16,960*
First Point Minerals Corp.                                500,000       59,673*
First Point Minerals Corp., Warrants (June 2002)          500,000            0
Glencar Mining plc                                        872,438       22,197*
Golden Star Resources Ltd.                                431,800      250,444*
Great Basin Gold Ltd.                                     400,000      233,668*
Inca Pacific Resources, Inc.                              140,000       16,709*
International Annax Ventures, Inc.                      1,245,000      211,149*+
International Uranium Corp.                               800,000      150,754*
Ivanhoe Mines Ltd.                                      1,720,000    2,258,040
Miramar Mining Corp.                                    1,000,000      477,387*
Miranda Mining Development, Inc.                        1,600,000      288,000
Moydow Mines International, Inc.                          285,000       68,028*
Navigator Exploration Corp.                               800,000      301,507*+
Northgate Exploration Ltd., Special Warrants (RS)         900,000      734,925
Orezone Resources, Inc.                                 1,016,000       70,201*
Pacific Rim Mining Corp.                                  802,500      156,266*
Radius Explorations Ltd.                                  450,000       98,932*
Radius Explorations Ltd., Warrants (May 2002)             200,000            0
Repadre Capital Corp.                                     100,000      279,523*
Rio Narcea Gold Mines Ltd.                                468,000      132,286*
Romarco Minerals, Inc.                                  2,236,000      259,837*+
Solitario Resources Corp.                                 238,000       62,789*
Spinifex Gold Ltd.                                      2,000,000       57,327*
St. Andrew Goldfields Ltd.                                830,160       57,360*
Western Copper Holdings Ltd.                              300,000      135,678*
Western Exploration & Development Ltd.,
  Special Warrants (RS)                                   600,000      174,000

   See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                               SHARES         VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
Wheaton River Minerals Ltd., Special
  Warrants (RS)                                           800,000     $311,558
Zimasco Consolidated Enterprises Ltd. (RS)                350,000      350,000
                                                                       -------
                                                                     8,259,439

INTERMEDIATE & JUNIOR GOLD PRODUCERS 37.07%
Agnico Eagle Mines Ltd.                                    40,000      394,800
AGSM Preference Stock                                     203,932      128,477
Glamis Gold Ltd.                                          920,000    3,321,136*
Goldcorp, Inc., Class A                                   400,000    4,849,246
Goldcorp, Inc., Class A Warrants (May 2009)               150,000      753,769*
Hecla Mining Co.                                          100,000       94,000*
IAMGOLD Corp.                                             950,000    2,446,608
Kinross Gold Corp.                                        100,000       76,000*
Meridian Gold, Inc.                                       171,400    1,760,295*
Otter Gold Mines Ltd., Warrants (June 2003)               200,000          512
Ranger Minerals Ltd.                                    1,600,000      970,468
Resolute Ltd.                                             200,000       45,043*
TVX Gold, Inc.                                          1,176,000      509,699*
                                                                       -------
                                                                    15,350,053

METAL & MINERAL MINING 5.24%
Denison Mines Ltd.                                      3,500,000      307,789*
Impala Platinum Holdings Ltd.                               5,000      234,348
Impala Platinum Holdings Ltd., ADR                         10,000      468,700
Inco Ltd.                                                  15,000      254,100*
Mustang Minerals Corp.                                    400,000       50,251*
North American Tungsten Corp., Ltd.                       900,000      367,462*
Osmium Holdings S.A. (RS)                                     891      178,200
South Atlantic Resources Ltd.                             800,000       60,301*
Southwestern Resources Corp.                              125,000      208,857*
Trend Mining Co.                                          100,000       40,000*
                                                                       -------
                                                                     2,170,008

OIL & GAS EXTRACTION 1.97%
BlackRock Ventures, Inc.                                  400,000      248,744*
Ivanhoe Energy, Inc.                                      200,000      454,774*
Rockwell Ventures, Inc.                                 1,110,000      111,558*
                                                                       -------
                                                                       815,076

SENIOR GOLD PRODUCERS 33.16%
Barrick Gold Corp.                                         95,387    1,521,423
Franco-Nevada Mining Corp., Ltd.                          145,000    2,144,943
Franco-Nevada Mining Corp., Ltd., Warrants
  (November 2003)                                          35,000      164,887*
Franco-Nevada Mining Corp., Ltd., Warrants
  (September 2003)                                        200,000      298,367*

   See notes to portfolios of investments and notes to financial statements.

WORLD GOLD FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                    December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                 SHARES       VALUE

SENIOR GOLD PRODUCERS (CONT'D)
Freeport-McMoRan Copper & Gold, Inc., Class B             135,100   $1,808,989*
Goldfields Ltd.                                         1,382,911    1,769,607
Lihir Gold Ltd.                                         1,100,000      664,381*
Lihir Gold Ltd., Sponsored ADR                              1,500       18,120*
Newcrest Mining Ltd.                                      100,000      211,906
Newmont Mining Corp.                                       33,500      640,185
Normandy Mining Ltd.                                    1,800,000    1,667,607
Normandy Mining Ltd., Sponsored ADR                        10,000       94,064
Placer Dome, Inc.                                         250,000    2,727,501
                                                                       -------
                                                                    13,731,980

------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                    41,080,012
------------------------------------------------------------------------------
  (cost $52,378,522)

                                                         PRINCIPAL
CONVERTIBLE DEBENTURE 0.17%                               AMOUNT


GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.17%
St. Andrew Goldfields Ltd. (RS)                         $ 150,000       69,095
  (cost $95,389)

PURCHASED OPTIONS 0.65%                                  CONTRACTS

SENIOR GOLD PRODUCERS 0.65%
Barrick Gold Corp., Strike Price 12.50, Call,
  Expiration Jan. 2002 (premium $165,885)                     390      148,200
Barrick Gold Corp., Strike Price 7.50, Call,
  Expiration Jan. 2002 (premium $24,600)                      200       20,500
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Jan. 2002 (premium $179,500)                     200       97,000
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Jan. 2002 (premium $224,475)                   1,000        5,000
                                                                       -------
                                                                       270,700

------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                270,700
------------------------------------------------------------------------------
  (cost $594,460)

------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.03%                                           41,419,807
------------------------------------------------------------------------------
  (cost $53,068,371)
Other assets and liabilities, net (0.03)%                              (12,780)
                                                                       -------

NET ASSETS 100%                                                    $41,407,027
                                                                       -------

   See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                         December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS 88.99%                          SHARES       VALUE

DIAMOND MINING & EXPLORATION 0.75%
Namibian Minerals Corp., Special Warrants (RS)            386,363      $     0
SouthernEra Resources Ltd.                                100,000      175,251*
                                                                       -------
                                                                       175,251

DIAMOND & GOLD RETAIL 0.68%
Tiffany & Co.                                               5,000      157,350

GOLD MINING - AFRICA 21.42%
Avgold Ltd.                                               300,000      137,557*
Durban Roodepoort Deep Ltd.                               135,800      187,403*
Durban Roodepoort Deep Ltd., ADR                          100,000      138,000*
Gold Fields Ltd.                                          300,000    1,452,005
Gold Fields Ltd., ADR                                      20,000       96,800
Harmony Gold Mining Co., Ltd.                             300,000    1,952,989
Harmony Gold Mining Co., Ltd., Warrants (June 2003)       217,000      659,682*
Harmony Gold Mining Co., Ltd., ADR                         27,100      176,421
Western Areas Ltd.                                         35,900       71,381*
Western Areas Ltd., ADR                                    63,000      125,244*
                                                                       -------
                                                                     4,997,482

GOLD MINING - AUSTRALIA 7.06%
Goldfields Ltd.                                           187,000      239,290
Lihir Gold Ltd.                                           600,000      362,390*
Newcrest Mining Ltd.                                      100,000      211,906
Normandy Mining Ltd.                                      900,000      833,804
                                                                       -------
                                                                     1,647,390

GOLD MINING - NORTH AMERICA 49.15%
Agnico Eagle Mines Ltd.                                    25,000      246,750
Barrick Gold Corp.                                         81,586    1,301,297
Dayton Mining Corp.                                       197,834       53,415*
Franco-Nevada Mining Corp., Ltd.                           70,000    1,035,490
Franco-Nevada Mining Corp., Ltd., Warrants
  (September 2003)                                         50,000       74,592*
Freeport-McMoRan Copper & Gold, Inc.,
  Class B                                                 105,000    1,405,950*
Goldcorp, Inc.                                            215,000    2,606,470
Goldcorp, Inc., Warrants (May 2009)                       100,000      502,512*
Ivanhoe Mines Ltd.                                        650,000      853,329*
Meridian Gold, Inc.                                        53,000      544,315*
Newmont Mining Corp.                                       21,500      410,865
Placer Dome, Inc.                                         195,000    2,127,465
TVX Gold, Inc.                                            700,000      303,392*
                                                                       -------
                                                                    11,465,842

   See notes to portfolios of investments and notes to financial statements.

GOLD SHARES FUND
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                     December 31, 2001
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS                                 SHARES       VALUE

METAL & MINERAL MINING 9.93%
Anglo American Platinum Corp.                              20,000     $740,308
Impala Platinum Holdings Ltd.                              30,000    1,406,086
Inco Ltd.                                                  10,000      169,400*
                                                                       -------
                                                                     2,315,794

------------------------------------------------------------------------------
TOTAL COMMON STOCKS AND WARRANTS                                    20,759,109
------------------------------------------------------------------------------
  (cost $18,750,527)

PURCHASED OPTIONS 0.60%                                  CONTRACTS

GOLD MINING - NORTH AMERICA 0.60%
Barrick Gold Corp., Strike Price 12.50, Call,
  Expiration Jan. 2002 (premium $21,400)                       50       19,000
Barrick Gold Corp., Strike Price 7.50, Call,
  Expiration Jan. 2002 (premium $24,600)                      200       20,500
Newmont Mining Corp., Strike Price 20, Call,
  Expiration Jan. 2002 (premium $179,500)                     200       97,000
Newmont Mining Corp., Strike Price 25, Call,
  Expiration Jan. 2002 (premium $96,275)                      500        2,500

------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                139,000
------------------------------------------------------------------------------
  (cost $321,775)

CONVERTIBLE DEBENTURE 0.61%                                SHARES

DIAMOND MINING & EXPLORATION 0.61%
Namibian Minerals Corp. (RS)                              255,000      143,188
  (cost $255,000)

                                                         PRINCIPAL
REPURCHASE AGREEMENT 7.98%                                AMOUNT


Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 12/31/01, 1.75%, due
  01/02/02, repurchase price $1,860,908,
  collateralized by U.S. Treasury securities
  held in a joint tri-party repurchase account
  (cost $1,860,727)                                    $1,860,727    1,860,727

------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.18%                                            22,902,024
------------------------------------------------------------------------------
  (cost $21,188,029)
Other assets and liabilities, net 1.82%                                424,678
                                                                   -----------

NET ASSETS 100%                                                    $23,326,702
                                                                   -----------

   See notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                          December 31, 2001
--------------------------------------------------------------------------------


LEGEND

*    Non-income producing security

GDR  Global Depository Receipt

+    Affiliated company (see following)

RS   Restricted Security (see following)

ADR  American Depository Receipt

ZCB  Zero Coupon Bond

GO   General Obligation Bond

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2001.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS.)

The terms of the repurchase agreements and the securities held as collateral in the tri-party joint repurchase agreements at December 31, 2001 were:

Credit Suisse First Boston repurchase agreement, 12/31/01, 1.75%, due 01/02/02:
  Total principal amount: $32,747,806; Total repurchase price $32,750,990

    $24,750,000 U.S. Treasury Bond, 8.875% 08/15/17
      (total collateral market value of $33,408,574)

Paine Webber repurchase agreement, 12/31/01, 1.69%, due 01/02/02:
  Total principal amount: $20,000,000; Total repurchase price:  $20,001,878

    $19,030,000 U.S. Treasury Bond, 6.25%, 08/15/23
      (total collateral market value of $20,403,729)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreements. Each owns an undivided interest in the accounts.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                          December 31, 2001
--------------------------------------------------------------------------------


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2001.

                                      SHARES OF AFFILIATED COMPANIES

                                                                    DECEMBER 31,
                             JUNE 30, 2001  ADDITIONS   REDUCTIONS       2001

CHINA REGION OPPORTUNITY FUND
-----------------------------
Asia Broadband, Inc.           1,300,000     200,000        --        1,500,000
Lingo Media, Inc.              1,056,800        --          --        1,056,800
Lingo Media, Inc., Class B
 Warrants                        375,000        --      (375,000)         --(b)


At December 31, 2001, the value of investments in affiliated companies was $177,158 representing 1.51% of net assets, and the total cost was $1,019,499. There was no net realized gains/losses on transactions and there was no income earned for the period.

                                      SHARES OF AFFILIATED COMPANIES

                                                                    DECEMBER 31,
                             JUNE 30, 2001  ADDITIONS   REDUCTIONS       2001
WORLD GOLD FUND
----------------------------
International Annax
  Ventures, Inc.               1,245,000        --          --        1,245,000
Navigator Exploration Corp.      800,000        --          --          800,000
Norcal Resources Ltd.            670,000        --      (670,000)         --(a)
Romarco Minerals, Inc.         2,236,000        --          --        2,236,000


At December 31, 2001, the value of investments in affiliated companies was $772,493 representing 1.87% of net assets, and the total cost was $1,662,729. Net realized losses on transactions were $49,051 and there was no income earned for the period.

(a) At December 31, 2001, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

(b) Warrants expired unexercised during the period ended December 31, 2001.

--------------------------------------------------------------------------------
 NOTES TO PORTFOLIOS OF INVESTMENTS                          December 31, 2001
--------------------------------------------------------------------------------


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                                       ACQUISITION     COST PER
SECURITY                                                  DATE           SHARE

CHINA REGION OPPORTUNITY FUND
-----------------------------
SPECIAL WARRANTS AND UNITS
    Dragon Pharmaceuticals, Inc.                         08/17/01      $  2.00

At December 31, 2001, the total cost of restricted securities was $200,000, and the total value was $182,000, representing 1.55% of net assets.

GLOBAL RESOURCES FUND
-----------------------------
COMMON STOCKS AND WARRANTS
    Osmium Holdings S.A                                 10/22/96-01/29/$987.07
    Zimasco Consolidated Enterprises Ltd.               06/15/95-09/30/$  2.50

SPECIAL WARRANTS AND UNITS
    Northgate Exploration Ltd.                           12/28/01      $  0.79

At December 31, 2001, the total cost of restricted securities was $281,622, and the total value was $142,458, representing 1.35% of net assets.

WORLD GOLD FUND
-----------------------------
COMMON STOCKS AND WARRANTS
    Chilean Gold Ltd.                                    01/17/97      $  1.10
    Osmium Holdings S.A                                 10/22/96-01/29/$1,280.75
    Zimasco Consolidated Enterprise Ltd.                06/15/95-09/30/$  2.50

CONVERTIBLE DEBENTURE
    St. Andrew Goldfields Ltd.                           03/29/01      $ 63.59

SPECIAL WARRANTS AND UNITS
    Northgate Exploration Ltd.                           12/28/01      $  0.79
    Western Exploration & Development Ltd.               08/14/97      $  0.50
    Wheaton River Minerals Ltd.                          05/17/01      $  0.33

At December 31, 2001, the total cost of restricted securities was $3,932,622, and the total value was $1,817,778, representing 4.39% of net assets.

GOLD SHARES FUND
-----------------------------
CONVERTIBLE DEBENTURE
    Namibian Minerals Corp.                              03/20/01      $  1.00

SPECIAL WARRANTS AND UNITS
    Namibian Minerals Corp.                              03/20/01      $  0.00

At December 31, 2001, the total cost of restricted securities was $255,000, and the total value was $143,188, representing 0.61% of net assets.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 U.S. TREASURY
                                                                   SECURITIES
                                                                    CASH FUND


Investments, at identified cost                                   $ 126,365,622
                                                                  =============
ASSETS
Investments, at value:
    Securities                                                    $  80,015,090
    Repurchase Agreements                                            46,350,532
Cash                                                                       --
Receivables:
    Investments sold                                                 46,922,522
    Interest                                                            120,848
    Capital shares sold                                                 849,589
    From adviser                                                           --
Other assets                                                              1,743
                                                                  -------------
TOTAL ASSETS                                                        174,260,324
                                                                  -------------

LIABILITIES
Payables:
    Investments purchased                                            46,350,532
    Capital shares redeemed                                           1,421,544
    To adviser and affiliates                                            77,433
    Dividends and distributions                                         117,199
    Accounts payable and accrued expenses                                98,820
                                                                  -------------
TOTAL LIABILITIES                                                    48,065,528
                                                                  -------------

NET ASSETS                                                        $ 126,194,796
                                                                  =============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 126,149,243
Accumulated undistributed net investment income                          63,741
Accumulated net realized loss on investments                            (18,188)
Net unrealized appreciation of investments                                 --
                                                                  -------------
Net assets applicable to capital shares outstanding               $ 126,194,796
                                                                  =============
    Capital shares outstanding, an unlimited number of no
    par shares authorized                                           126,198,878
                                                                  =============

NET ASSET VALUE, PER SHARE                                        $        1.00
                                                                  =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                              December 31, 2001
--------------------------------------------------------------------------------


                                  U.S. GOVERNMENT
                                    SECURITIES        NEAR-TERM     TAX FREE
                                   SAVINGS FUND     TAX FREE FUND     FUND

Investments, at identified cost    $ 746,436,842     $6,512,291    $20,200,027
                                   =============     ==========    ===========
ASSETS
Investments, at value:             $ 746,436,842     $5,989,010    $19,690,388
    Securities                              --          643,394        695,824
    Repurchase Agreements                  1,163           --             --
Cash
Receivables:
    Investments sold                  50,000,000        649,535        691,665
    Interest                           3,208,949         88,703        293,286
    Capital shares sold                1,057,905             30          4,490
    From adviser                            --           10,541           --
Other assets                                (746)           163              1
                                                                   -----------
TOTAL ASSETS                         800,704,113      7,381,376     21,375,654
                                                                   -----------

LIABILITIES
Payables:
    Investments purchased             46,770,904        643,394        695,824
    Capital shares redeemed            4,287,255             45            330
    To adviser and affiliates            227,002           --            1,939
    Dividends and
      distributions                    1,127,321         20,804         76,851
    Accounts payable and
      accrued expenses                   164,638         26,940         23,587
                                                                   -----------
TOTAL LIABILITIES                     52,577,120        691,183        798,531
                                                                   -----------

NET ASSETS                         $ 748,126,993     $6,690,193    $20,577,123
                                   =============     ==========    ===========

NET ASSETS CONSIST OF:
Paid-in capital                    $ 748,912,556     $6,837,616    $20,875,542
Accumulated undistributed net
  investment income                      725,395         10,045         17,059
Accumulated net realized loss
  on investments                      (1,510,958)      (277,581)      (501,663)
Net unrealized appreciation
  of investments                            --          120,113        186,185
                                   -------------     ----------    -----------
Net assets applicable to
  capital shares outstanding       $ 748,126,993     $6,690,193    $20,577,123
                                   =============     ==========    ===========
    Capital shares outstanding,
    an unlimited number of no
    par shares authorized            748,062,657        630,391      1,734,680
                                   =============     ==========    ===========

NET ASSET VALUE, PER SHARE         $       1.00      $    10.61    $     11.86
                                   =============     ==========    ===========

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   CHINA REGION
                                                 ALL AMERICAN      OPPORTUNITY
                                                 EQUITY FUND          FUND


Investments, at identified cost                  $ 20,902,585     $ 13,531,514
                                                 ============     ============
ASSETS
Investments, at value:
    Securities                                   $ 23,674,714     $ 11,474,165
    Repurchase Agreements                             789,180          328,985
Cash                                                     --            176,855
Receivables:
    Investments sold                                  838,056          353,764
    Dividends                                          25,653            1,720
    Interest                                               38               16
    Capital shares sold                                10,568            7,882
Other assets                                                3               34
Collateral for securities loaned, at fair value       149,600           35,700
                                                                  ------------
TOTAL ASSETS                                       25,487,812       12,379,121
                                                                  ------------

LIABILITIES
Payables:
    Investments purchased                             789,180          505,844
    Capital shares redeemed                            59,444           27,660
    To adviser and affiliates                           7,042           21,735
    Dividends and distributions                           510             --
    Accounts payable and accrued expenses              52,600           55,747
    Due to custodian                                     --               --
    Payable upon return of securities
     loaned                                           149,600           35,700
                                                                  ------------
TOTAL LIABILITIES                                   1,058,376          646,686
                                                                  ------------

NET ASSETS                                       $ 24,429,436     $ 11,732,435
                                                 ============     ============

NET ASSETS CONSIST OF:
Paid-in capital                                  $ 23,070,195     $ 28,663,739
Accumulated net investment loss                        (7,059)        (205,987)
Accumulated net realized loss on
    investments and foreign currencies             (2,195,021)     (14,996,910)
Net unrealized appreciation (depreciation)
    of investments and other assets and
    liabilities denominated in foreign
    currencies                                      3,561,321       (1,728,407)
                                                 ------------     ------------
Net assets applicable to capital shares
    outstanding                                  $ 24,429,436     $ 11,732,435
                                                 ============     ============
    Capital shares outstanding, an
    unlimited number of no par shares
    authorized                                      1,034,306        2,819,228
                                                 ============     ============

NET ASSET VALUE, PER SHARE                       $      23.62     $       4.16
                                                 ============     ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

                                          GLOBAL
                                         RESOURCES     WORLD GOLD   GOLD SHARES
                                           FUND          FUND          FUND


Investments, at identified cost        $10,738,979   $53,068,371   $21,188,029
                                       ===========   ===========   ===========
ASSETS
Investments, at value:
    Securities                         $10,292,895   $41,419,807   $21,041,297
    Repurchase Agreements                  296,105          --       1,860,727
Cash                                          --            --              15
Receivables:
    Investments sold                       496,129     1,657,850     2,585,591
    Dividends                               17,726        25,761           200
    Interest                                    14          --          10,148
    Capital shares sold                      1,734        87,555         2,732
Other assets                                    56           129           236
Collateral for securities loaned,
  at fair value                            229,320     1,369,000       341,600
                                                                   -----------
TOTAL ASSETS                            11,333,979    44,560,102    25,842,546
                                                                   -----------

LIABILITIES
Payables:
    Investments purchased                  454,507     1,425,609     1,860,727
    Capital shares redeemed                 43,350       178,168       100,104
    To adviser and affiliates               21,444        67,227        65,385
    Dividends and distributions               --            --            --
    Accounts payable and accrued
      expenses                              51,985       112,807       148,028
    Due to custodian                          --             264          --
    Payable upon return of
     securities loaned                     229,320     1,369,000       341,600
                                                                   -----------
TOTAL LIABILITIES                          800,606     3,153,075     2,515,844
                                                                   -----------

NET ASSETS                             $10,533,373   $41,407,027   $23,326,702
                                       ===========   ===========   ===========

NET ASSETS CONSIST OF:
Paid-in capital                       $19,980,614   $115,086,276  $185,615,826
Accumulated net investment
  loss                                   (149,777)   (1,237,660)     (660,337)
Accumulated net realized loss
    on investments and foreign
    currencies                         (9,147,222)  (60,791,912)  (163,343,388)
Net unrealized appreciation
    (depreciation)
    of investments and other
    assets and liabilities
    denominated in foreign
    currencies                            (150,242)  (11,649,677)    1,714,601
                                        -----------   -----------   -----------
Net assets applicable to capital
   shares outstanding                  $10,533,373   $41,407,027   $23,326,702
                                       ===========   ===========   ===========
Capital shares outstanding,
an unlimited number of no
par shares authorized                    2,796,035     7,622,720     8,048,330
                                       ===========   ===========   ===========
NET ASSET VALUE, PER SHARE             $      3.77   $      5.43   $      2.90
                                       ===========   ===========   ===========

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   U.S. TREASURY
                                                                     SECURITIES
                                                                     CASH FUND
NET INVESTMENT INCOME
INCOME:
    Interest and other                                              $ 1,944,391
    Securities lending income                                              --
                                                                    -----------
        TOTAL INCOME                                                  1,944,391

EXPENSES:
    Management fee                                                      326,392
    Transfer agent fees and expenses                                    144,326
    Accounting service fees and expenses                                 20,274
    Legal and professional fees                                          14,935
    Custodian fees                                                       60,860
    Shareholder reporting                                                71,546
    Registration fees                                                    18,025
    Trustee fees and expenses                                             8,860
    Interest expense                                                        739
    Miscellaneous                                                         8,638
                                                                    -----------
        Total expenses before reductions                                674,595
    Short-term trading fee                                                 --
    Expenses offset                                                      (4,647)
    Expenses reimbursed                                                    --
                                                                    -----------
        NET EXPENSES                                                    669,948
                                                                    -----------
NET INVESTMENT INCOME                                                 1,274,443
                                                                    -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                                         --
        Foreign currency transactions                                      --
                                                                    -----------
        NET REALIZED GAIN (LOSS)                                           --
                                                                    -----------
    Net change in unrealized depreciation of:
        Investments                                                        --
                                                                    -----------
        NET UNREALIZED DEPRECIATION                                        --
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS                                                             --
                                                                    -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 1,274,443
                                                                    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                        U.S. GOVERNMENT
                                          SECURITIES      NEAR-TERM    TAX FREE
                                         SAVINGS FUND   TAX FREE FUND    FUND
NET INVESTMENT INCOME
INCOME:
    Interest and other                    $12,526,696     $140,707     $530,127
    Securities lending income                    --           --           --
                                          -----------     --------     --------
        TOTAL INCOME                       12,526,696      140,707      530,127

EXPENSES:
    Management fee                          1,625,103       16,055       82,592
    Transfer agent fees and expenses          335,957        3,172       10,980
    Accounting service fees and
      expenses                                 49,213       20,274       20,274
    Legal and professional fees                21,041       14,592       14,810
    Custodian fees                             61,541        5,743        6,827
    Shareholder reporting                     148,531        2,736        6,228
    Registration fees                          32,387        8,307        7,958
    Trustee fees and expenses                   8,860        8,860        8,860
    Interest expense                            1,326            4           37
    Miscellaneous                              47,968        1,724        2,043
                                          -----------     --------     --------
        Total expenses before
          reductions                        2,331,927       81,467      160,609
    Short-term trading fee                       --           --           --
    Expenses offset                              --             (8)         (64)
    Expenses reimbursed                      (598,624)     (58,844)     (83,467)
                                          -----------     --------     --------
        NET EXPENSES                        1,733,303       22,615       77,078
                                          -----------     --------     --------
NET INVESTMENT INCOME                      10,793,393      118,092      453,049
                                          -----------     --------     --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                (63)         (26)      66,925
        Foreign currency
          transactions                           --           --           --
                                          -----------     --------     --------
        NET REALIZED GAIN (LOSS)                  (63)         (26)      66,925
                                          -----------     --------     --------
    Net change in unrealized
      depreciation of:
        Investments                              --         (9,119)    (237,724)
                                          -----------     --------     --------
        NET UNREALIZED
          DEPRECIATION                           --         (9,119)    (237,724)
                                          -----------     --------     --------
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS                                    (63)      (9,145)    (170,799)
                                          -----------     --------     --------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $10,793,330     $108,947     $282,250
                                          ===========     ========     ========

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   CHINA REGION
                                                    ALL AMERICAN    OPPORTUNITY
                                                     EQUITY FUND       FUND

NET INVESTMENT INCOME
INCOME:
    Dividends                                         $ 162,337      $ 117,916
    Foreign taxes withheld on dividends                  (6,935)        (1,682)
                                                      ---------      ---------
        Net dividends                                   155,402        116,234
    Interest and other                                   28,194          8,298
    Securities lending income                               126             61
                                                      ---------      ---------
        TOTAL INCOME                                    183,722        124,593

EXPENSES:
    Management fee                                       93,453         76,948
    Transfer agent fees and expenses                     65,118         53,777
    Accounting service fees and expenses                 20,274         20,274
    Legal and professional fees                          29,344         27,392
    Custodian fees                                       11,935         15,602
    Shareholder reporting                                36,943         26,710
    Registration fees                                     9,289          8,212
    Trustee fees and expenses                             8,860          8,860
    Interest expense                                         20             34
    Miscellaneous                                         2,789          2,201
                                                      ---------      ---------
        Total expenses before reductions                278,025        240,010
    Short-term trading fee                                  (20)           (34)
    Expenses offset                                         (97)          (138)
    Expenses reimbursed                                 (99,567)          --
                                                      ---------      ---------
        NET EXPENSES                                    178,341        239,838
                                                      ---------      ---------
NET INVESTMENT INCOME (LOSS)                              5,381       (115,245)
                                                      ---------      ---------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                                   (1,451,974)       205,706
        Foreign currency transactions                      (836)           (50)
                                                      ---------      ---------
        NET REALIZED GAIN (LOSS)                     (1,452,810)       205,656
                                                      ---------      ---------
Net change in unrealized appreciation
  (depreciation) of:
    Investments                                        (515,459)    (2,338,240)
    Other assets and liabilities
      denominated in foreign currencies                      15            (43)
                                                      ---------      ---------
    NET UNREALIZED APPRECIATION
     (DEPRECIATION)                                    (515,444)    (2,338,283)
                                                      ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                       (1,968,254)    (2,132,627)
                                                      ---------      ---------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                    $(1,962,873)   $(2,247,872)
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                     For the Six Months Ended December 31, 2001
--------------------------------------------------------------------------------

                                        GLOBAL RESOURCES WORLD GOLD  GOLD SHARES
                                              FUND          FUND         FUND
NET INVESTMENT INCOME
INCOME:
    Dividends                             $   142,772     $180,669     $223,274
    Foreign taxes withheld on dividends       (11,430)     (15,584)      (3,341)
                                          -----------     --------     --------
        Net dividends                         131,342      165,085      219,933
    Interest and other                          8,153       14,941       30,488
    Securities lending income                     286        1,102          788
                                          -----------     --------     --------
        TOTAL INCOME                          139,781      181,128      251,209

EXPENSES:
    Management fee                             54,593      208,418       83,897
    Transfer agent fees and expenses           63,567      195,983      344,139
    Accounting service fees and expenses       20,274       27,876       20,274
    Legal and professional fees                42,346       62,223       42,568
    Custodian fees                             11,928       35,566       18,480
    Shareholder reporting                      29,149       88,150      146,653
    Registration fees                           8,101       10,268        8,865
    Trustee fees and expenses                   8,860        8,860        8,860
    Interest expense                                5           98           88
    Miscellaneous                               2,046        3,937        3,714
                                          -----------     --------     --------
        Total expenses before reductions      240,869      641,379      677,538
    Short-term trading fee                         (5)         (98)         (88)
    Expenses offset                              (191)        (449)         (72)
    Expenses reimbursed                          --           --           --
                                          -----------     --------     --------
        NET EXPENSES                          240,673      640,832      677,378
                                          -----------     --------     --------
NET INVESTMENT INCOME (LOSS)                 (100,892)    (459,704)    (426,169)
                                          -----------     --------     --------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) from:
        Securities                           (210,426)  (2,657,086)    (371,428)
        Foreign currency transactions          (2,870)       1,114      (23,868)
                                          -----------     --------     --------
        NET REALIZED GAIN (LOSS)             (213,296)  (2,655,972)    (395,296)
                                          -----------     --------     --------
    Net change in unrealized
      appreciation
      depreciation) of:
        Investments                          (413,753)   4,136,388    1,139,175
        Other assets and liabilities
          denominated in foreign
          currencies                              (20)      (2,098)       2,006
                                          -----------     --------     --------
        NET UNREALIZED APPRECIATION
         (DEPRECIATION)                      (413,773)   4,134,290    1,141,181
                                          -----------     --------     --------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                        (627,069)   1,478,318      745,885
                                          -----------     --------     --------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $  (727,961)  $1,018,614     $319,716
                                          ===========     ========     ========

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                   U. S. TREASURY SECURITIES
                                                           CASH FUND
                                                -------------------------------
                                                SIX MONTHS ENDED
                                                DECEMBER 31, 2001   YEAR ENDED
                                                   (UNAUDITED)    JUNE 30, 2001

INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income                         $1,274,443        $6,106,773
    Net realized gain (loss)                            --                --
    Net unrealized appreciation
      (depreciation)                                    --                --
                                                  ----------        ----------
NET INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS                         1,274,443         6,106,773

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                      (1,295,560)     (6,097,807)
    From net capital gains                                --              --
                                                    ----------      ----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (1,295,560)     (6,097,807)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                      140,249,183     315,321,753
    Distributions reinvested                         1,140,660       5,935,937
                                                    ----------      ----------
                                                   141,389,843     321,257,690
    Cost of shares redeemed                       (146,005,725)   (327,606,443)
                                                    ----------      ----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS               (4,615,882)     (6,348,753)
                                                    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS               (4,636,999)     (6,339,787)
                                                    ----------      ----------
NET ASSETS
Beginning of period                                130,831,795     137,171,582
                                                    ----------      ----------
END OF PERIOD                                     $126,194,796    $130,831,795
                                                    ----------      ----------
Accumulated undistributed net investment
income, end of period                               $   63,741      $   84,858
                                                    ==========      ==========

CAPITAL SHARE ACTIVITY
    Shares sold                                    140,249,182     315,320,769
    Shares reinvested                                1,140,660       5,935,937
    Shares redeemed                               (146,005,721)   (327,605,454)
                                                    ----------      ----------
      NET SHARE ACTIVITY                           (4,615,879)      (6,348,748)
                                                    ==========      ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                     U. S. GOVERNMENT SECURITIES
                                                             SAVINGS FUND                         NEAR-TERM TAX FREE FUND
                                                  -----------------------------------        --------------------------------
                                                   SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                   DECEMBER 31, 2001      YEAR ENDED         DECEMBER 31, 2001    YEAR ENDED
                                                      (UNAUDITED)       JUNE 30, 2001          (UNAUDITED)      JUNE 30, 2001
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income                          $  10,793,393        $  42,107,895        $   118,092        $   231,039
    Net realized gain (loss)                                 (63)             117,279                (26)             1,282
    Net unrealized appreciation
      (depreciation)                                        --                   --               (9,119)           152,378
                                                   -------------        -------------        -----------        -----------
      NET INCREASE IN NET ASSETS
      FROM INVESTMENT OPERATIONS                      10,793,330           42,225,174            108,947            384,699

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                       (10,763,858)         (42,134,723)          (117,646)          (229,282)
    From net capital gains                                  --                   --                 --                 --
                                                   -------------        -------------        -----------        -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (10,763,858)         (42,134,723)          (117,646)          (229,282)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                        214,453,706          595,519,461            946,887          1,422,500
    Distributions reinvested                           9,386,549           41,274,644             87,659            205,011
                                                   -------------        -------------        -----------        -----------
                                                     223,840,255          636,794,105          1,034,546          1,627,511
    Cost of shares redeemed                         (257,984,607)        (609,782,408)          (370,851)          (969,246)
                                                   -------------        -------------        -----------        -----------
      NET INCREASE (DECREASE) IN NET
      ASSETS FROM CAPITAL SHARE
      TRANSACTIONS                                   (34,144,352)          27,011,697            663,695            658,265

                                                   -------------        -------------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS                (34,114,880)          27,102,148            654,996            813,682
                                                   -------------        -------------        -----------        -----------

NET ASSETS
Beginning of period                                  782,241,873          755,139,725          6,035,197          5,221,515

                                                   -------------        -------------        -----------        -----------
END OF PERIOD                                      $ 748,126,993        $ 782,241,873        $ 6,690,193        $ 6,035,197
                                                   -------------        -------------        -----------        -----------

Accumulated undistributed net investment
 income, end of period                             $     725,395        $     695,860        $    10,045        $     9,599
                                                   =============        =============        ===========        ===========

CAPITAL SHARE ACTIVITY
    Shares sold                                      214,453,321          595,519,461             88,003            134,903
    Shares reinvested                                  9,386,549           41,274,644              8,169             19,502
    Shares redeemed                                 (257,984,216)        (609,782,121)           (34,573)           (91,856)
                                                   -------------        -------------        -----------        -----------
      NET SHARE ACTIVITY                             (34,144,346)          27,011,984             61,599             62,549
                                                   =============        =============        ===========        ===========

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--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                         TAX FREE FUND
                                                -------------------------------
                                                SIX MONTHS ENDED
                                                DECEMBER 31, 2001   YEAR ENDED
                                                  (UNAUDITED)      JUNE 30, 2001
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   $ 453,049         $846,741
    Net realized gain (loss)                          66,925           38,854
    Net unrealized appreciation (depreciation)      (237,724)         848,001
                                                   ---------         --------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                     282,250        1,733,596

DISTRIBUTIONS TO SHAREHOLDERS:
                                                                   ----------
    From net investment income                      (450,813)        (841,920)
    In excess of net investment income                  --               --
    From net capital gains                              --               --
    In excess of net capital gains                      --               --
                                                  ----------       ----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (450,813)        (841,920)

FROM CAPITAL SHARE TRANSACTIONS:
                                                                   ----------
    Proceeds from shares sold                      6,778,520        6,567,357
    Distributions reinvested                         303,143          673,317
    Paid-in capital portion of short-term
      trading fee                                       --               --
                                                  ----------       ----------
                                                   7,081,663        7,240,674
    Cost of shares redeemed                       (6,583,673)      (6,264,676)
                                                  ----------       ----------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                497,990          975,998

                                                  ----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS               329,427         1,867,674
                                                  ----------       ----------

NET ASSETS
Beginning of period                              20,247,696        18,380,022

                                                  ----------       ----------
END OF PERIOD                                   $20,577,123       $20,247,696
                                                  ----------       ----------

Accumulated undistributed net investment
income (loss), end of period                    $    17,059       $    14,823
                                                ===========       ===========

CAPITAL SHARE ACTIVITY
                                                                     --------
    Shares sold                                  559,697              550,670
    Shares reinvested                             24,884               57,134
    Shares redeemed                             (544,415)            (528,657)
                                                --------             --------
      NET SHARE ACTIVITY                          40,166               79,147
                                                ========             ========


See accompanying notes to financial statements.

70

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   CHINA REGION
                                                       ALL AMERICAN EQUITY FUND                  OPPORTUNITY FUND
                                                  --------------------------------       --------------------------------
                                                   SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                  DECEMBER 31, 2001       YEAR ENDED     DECEMBER 31, 2001   YEAR ENDED
                                                     (UNAUDITED)         JUNE 30, 2001      (UNAUDITED)     JUNE 30, 2001
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     $     5,381          $     85,243       $  (115,245)    $    (94,342)
    Net realized gain (loss)                          (1,452,810)            5,048,638           205,656         (490,203)
    Net unrealized appreciation                         (515,444)          (16,665,037)       (2,338,283)      (3,150,864)
      (depreciation)                                 -----------          ------------       -----------     ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                      (1,962,873)          (11,531,156)       (2,247,872)      (3,735,409)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                           (11,498)              (84,805)               --               --
    In excess of net investment income                        --                    --                --         (193,723)
    From net capital gains                                    --            (6,884,078)               --               --
    In excess of net capital gains                            --              (742,036)               --               --
                                                     -----------          ------------       -----------     ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (11,498)           (7,710,919)               --         (193,723)

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                          3,623,834             7,662,836         4,776,626        7,819,909
    Distributions reinvested                              11,264             7,514,263                --          189,177
    Paid-in capital portion of short-term
      trading fee                                          1,030                 1,744            17,102           50,672
                                                     -----------          ------------       -----------     ------------
                                                       3,636,128            15,178,843         4,793,728        8,059,758
    Cost of shares redeemed                           (4,174,624)          (13,032,545)       (5,936,159)     (10,280,512)
                                                     -----------          ------------       -----------     ------------

      NET INCREASE (DECREASE) IN NET
      ASSETS FROM CAPITAL SHARE
      TRANSACTIONS                                      (538,496)            2,146,298        (1,142,431)      (2,220,754)

                                                     -----------          ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                 (2,512,867)          (17,095,777)       (3,390,303)      (6,149,886)
                                                     -----------          ------------       -----------     ------------

NET ASSETS
Beginning of period                                   26,942,303            44,038,080        15,122,738       21,272,624

                                                     -----------          ------------       -----------     ------------
END OF PERIOD                                        $24,429,436          $ 26,942,303       $11,732,435     $ 15,122,738
                                                     -----------          ------------       -----------     ------------

Accumulated undistributed net investment
income (loss), end of period                         $    (7,059)         $       (942)      $  (205,987)    $    (90,742)
                                                     ===========          ============       ===========     ============
CAPITAL SHARE ACTIVITY
    Shares sold                                          156,944               246,404         1,120,832        1,575,279
    Shares reinvested                                        513               249,354                --           39,494
    Shares redeemed                                     (182,072)             (411,519)       (1,377,966)      (2,020,448)
                                                     -----------          ------------       -----------     ------------
                                                         (24,615)               84,239          (257,134)        (405,675)
                                                     ===========          ============       ===========     ============

                                                                             71

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                 GLOBAL RESOURCES FUND
                                          ------------------------------------
                                          SIX MONTHS ENDED
                                          DECEMBER 31, 2001        YEAR ENDED
                                            (UNAUDITED)          JUNE 30, 2001
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                    $   (100,892)          $   (193,864)
    Net realized gain (loss)                   (213,296)             1,044,106
    Net unrealized appreciation
      (depreciation)                           (413,773)              (369,787)
                                           ------------           ------------
      NET INCREASE (DECREASE) IN
      NET ASSETS FROM INVESTMENT
      OPERATIONS                               (727,961)               480,455

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                     --                     --
    In excess of net investment
      income                                       --                     --
    From net capital gains                         --                     --
                                           ------------           ------------
      TOTAL DISTRIBUTIONS TO
      SHAREHOLDERS                                 --                     --

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                   311,726              3,164,451
    Distributions reinvested                       --                     --
    Paid-in capital portion of
      short-term trading fee                        296                  4,846
                                           ------------           ------------
                                                312,022              3,169,297
    Cost of shares redeemed                    (937,490)            (5,293,107)
                                           ------------           ------------
      NET DECREASE IN NET ASSETS
      FROM CAPITAL SHARE
      TRANSACTIONS                             (625,468)            (2,123,810)

                                           ------------           ------------
NET DECREASE IN NET ASSETS                   (1,353,429)            (1,643,355)
                                           ------------           ------------

NET ASSETS
Beginning of period                          11,886,802             13,530,157

                                           ------------           ------------
END OF PERIOD                              $ 10,533,373           $ 11,886,802
                                           ------------           ------------

Accumulated net investment
  loss, end of period                      $   (149,777)          $    (48,885)
                                           ============           ============

CAPITAL SHARE ACTIVITY
                                                                  ------------
    Shares sold                                  83,592                747,515
    Shares reinvested                              --                     --
    Shares redeemed                            (251,308)            (1,272,110)
                                           ------------           ------------
      NET SHARE ACTIVITY                       (167,716)              (524,595)
                                           ============           ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          WORLD GOLD FUND                     GOLD SHARES FUND
                                                 ---------------------------------   ---------------------------------
                                                 SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 DECEMBER 31, 2001    YEAR ENDED     DECEMBER 31, 2001    YEAR ENDED
                                                   (UNAUDITED)       JUNE 30, 2001       (UNAUDITED)     JUNE 30, 2001
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                            $   (459,704)     $   (669,231)     $   (426,169)     $   (656,117)
    Net realized gain (loss)                         (2,655,972)      (21,690,583)         (395,296)       (8,191,387)
    Net unrealized appreciation (depreciation)        4,134,290        12,186,833         1,141,181         7,840,212
                                                   ------------      ------------      ------------      ------------
      NET INCREASE (DECREASE) IN NET ASSETS
      FROM INVESTMENT OPERATIONS                      1,018,614       (10,172,981)          319,716        (1,007,292)

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             --                --                --                --
    In excess of net investment income                     --            (170,999)             --                --
    From net capital gains                                 --                --                --                --
                                                   ------------      ------------      ------------      ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  --            (170,999)             --                --

FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                        20,750,382        49,630,107        24,563,219        31,821,623
    Distributions reinvested                               --             162,926              --                --
    Paid-in capital portion of short-term
      trading fee                                        43,031            93,145            50,553            67,626
                                                   ------------      ------------      ------------      ------------
                                                     20,793,413        49,886,178        24,613,772        31,889,249
    Cost of shares redeemed                         (22,860,491)      (54,105,732)      (23,838,247)      (34,486,050)
                                                   ------------      ------------      ------------      ------------
      NET DECREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS                (2,067,078)       (4,219,554)          775,525        (2,596,801)

                                                   ------------      ------------      ------------      ------------
NET DECREASE IN NET ASSETS                           (1,048,464)      (14,563,534)        1,095,241        (3,604,093)
                                                   ------------      ------------      ------------      ------------

NET ASSETS
Beginning of period                                  42,455,491        57,019,025        22,231,461        25,835,554

                                                   ------------      ------------      ------------      ------------
END OF PERIOD                                      $ 41,407,027      $ 42,455,491      $ 23,326,702      $ 22,231,461
                                                   ------------      ------------      ------------      ------------

Accumulated net investment loss, end of period     $ (1,237,660)     $   (777,956)     $   (660,337)     $   (234,168)
                                                   ============      ============      ============      ============

CAPITAL SHARE ACTIVITY
    Shares sold                                       3,971,457         9,430,275         8,869,184        12,020,917
    Shares reinvested                                      --              32,263              --                --
    Shares redeemed                                  (4,383,121)      (10,302,544)       (8,666,668)      (13,027,811)
                                                   ------------      ------------      ------------      ------------
      NET SHARE ACTIVITY                               (411,664)         (840,006)          202,516        (1,006,894)
                                                   ============      ============      ============      ============

                                                                              73

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--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Gold and Gold Shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Gold and Gold Shares.

Effective February 15, 2002, the World Gold Fund will change its name to the World Precious Minerals Fund and will focus on companies engaged in the exploration, mining and processing of precious minerals, such as gold, silver, platinum and diamonds. Although the fund is currently focused on gold, it has the flexibility to diversify into or focus on other precious minerals.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. SECURITY VALUATIONS
The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

B. FAIR VALUED SECURITIES
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geologi-

74

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


cal studies, the extent of the fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

The funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

Each fund may temporarily loan securities up to 10% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are recorded as securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

The market value of securities on loan and the related collateral at December 31, 2001 was:

             FUND             MARKET VALUE (IN 000S)  COLLATERAL (IN 000S)
  ------------------------    ---------------------   -------------------
  All American Equity Fund            $  146                 $  150
  China Region Opportunity
  Fund                                    36                     36
  Global Resources Fund                  224                    229
  World Gold Fund                      1,309                  1,369
  Gold Shares Fund                       323                    342

                                                                              75

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--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


D. REPURCHASE AGREEMENTS
The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

E. OPTIONS
Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or that the counterparty may fail to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

Option transactions during the six months ended December 31, 2001 were as follows:

                                  ALL AMERICAN
                                   EQUITY FUND                 WORLD GOLD FUND              GOLD SHARES FUND
                           --------------------------    --------------------------    --------------------------
                           NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS       NUMBER OF      PREMIUMS
                           CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)   CONTRACTS   PAID/(RECEIVED)
  Options outstanding at
    June 30, 2001             65           $44,895         1,640        $451,410          975        $ 277,654
  Options purchased           --                --           250         184,350          325          191,625
  Options written             --                --            --              --           --               --
  Options sold                --                --            --              --         (250)        (106,204)
  Close of written
    options                   --                --            --              --           --               --
  Options expired             --                --          (100)        (41,300)        (100)         (41,300)
                              --           -------         -----        --------         ----        ---------
  Options outstanding at
    December 31, 2001         65           $44,895         1,790        $594,460          950        $ 321,775
                              ==           =======         =====        ========         ====        =========

F. FOREIGN CURRENCY TRANSACTIONS
Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted to U.S. dollars at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

76

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


G. FEDERAL INCOME TAXES
The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

The funds make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, including short-term gains or losses, on a daily basis with payment monthly. Tax Free and Near-Term Tax Free pay monthly dividends. All American Equity pays quarterly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

I. EXPENSES
Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the funds are applied as a reduction of expenses to the extent of such related costs; any excess is treated as paid-in capital. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

J. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2003, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business

                                                                              77

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

For the services of the Adviser, each fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                               ANNUAL PERCENTAGE OF
              FUND                           AVERAGE DAILY NET ASSETS
------------------------------------    -----------------------------------
Gold Shares, All American Equity and    .75% of the first $250,000,000 and
Tax Free                                .50% of the excess

U.S. Treasury Securities Cash and       .50% of the first $250,000,000 and
U.S. Government Securities Savings      .375% of the excess

World Gold and Global Resources         1.00% of the first $250,000,000 and
                                        .50% of the excess

Near-Term Tax Free                      .50%

China Region Opportunity                1.25%

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The Adviser has contractually limited total fund operating expenses to not exceed 1.50% for the All American Equity Fund, 0.70% for the Tax Free Fund and Near-Term Tax Free Fund and 0.45% for the U.S. Government Securities Savings Fund on an annualized basis through June 30, 2002, and until such later date as the Adviser determines.

United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the funds. Each fund pays an annual fee based on its number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds. Additionally, the Adviser was reimbursed at cost for in-house legal and internal administration services pertaining to each fund during the six months ended December 31, 2001, in the amounts of $91,731 and $12,439, respectively.

During the six months ended December 31, 2001, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $223,246 for mailing services provided to the funds.

The five independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation.

78

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the Board.

NOTE 3: INVESTMENT ACTIVITY

Purchases and sales of long-term securities for the six months ended December 31, 2001, are summarized as follows:

                    FUND                PURCHASES       SALES
          ------------------------     -----------   -----------
          Near-Term Tax Free         $   772,138   $   410,000
          Tax Free                     3,808,805     2,871,738
          All American Equity          9,230,076     8,854,474
          China Region Opportunity       572,854       880,142
          Global Resources             3,318,901     3,988,070
          World Gold                  12,205,314    13,785,086
          Gold Shares                  8,510,906     9,142,095

U.S. Treasury Securities Cash and U.S. Government Securities Savings held only short-term investments. The funds neither purchased nor sold long-term U.S. government securities during the period.

Investments in foreign issuers as a percent of total investments at December 31, 2001 were: 95.88% of China Region Opportunity, 45.57% of Global Resources, 79.28% of World Gold and 80.44% of Gold Shares.

The following table presents the income tax basis of the securities owned at December 31, 2001, and the tax basis components of net unrealized appreciation or depreciation:

                                                         GROSS             GROSS           NET UNREALIZED
                                      AGGREGATE        UNREALIZED        UNREALIZED         APPRECIATION
            FUND                      TAX COST        APPRECIATION      DEPRECIATION       (DEPRECIATION)
-----------------------------       ------------       ----------       ------------        ------------
U.S. Treasury Securities Cash       $126,365,622       $     --         $       --          $       --
U.S. Government Securities
Savings                              746,436,842             --                 --                  --
Near-Term Tax Free                     6,512,291          138,190            (18,077)            120,113
Tax Free                              20,200,027          395,612           (209,427)            186,185
All American Equity                   20,902,585        4,641,506         (1,080,197)          3,561,309
China Region Opportunity              13,531,514        2,945,840         (4,674,204)         (1,728,364)
Global Resources                      10,738,979          825,243           (975,222)           (149,979)
World Gold                            53,068,371        8,277,316        (19,925,880)        (11,648,564)
Gold Shares                           21,188,029        3,866,258         (2,152,263)          1,713,995

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The loss carryforwards and related expiration dates for each fund, as of December 31, 2001, are as follows:

                                                  LOSS              EXPIRATION
               FUND                           CARRYFORWARDS            DATE
----------------------------------            -------------         -----------
U.S. Treasury Securities Cash                 $     18,188          2007 - 2008
U.S. Government Securities Savings               1,510,895          2003 - 2005
Near-Term Tax Free                                 277,555          2002 - 2009
Tax Free                                           568,588          2008 - 2009
China Region Opportunity                        14,607,221          2004 - 2009
Global Resources                                 8,908,962          2007 - 2008
World Gold                                      40,380,841          2007 - 2009
Gold Shares                                    157,140,323          2002 - 2009


                                POST OCTOBER 31, 2000     POST OCTOBER 31, 2000
         FUND                      CAPITAL LOSSES         CURRENCY LOSS DEFERRAL
-------------------------       ---------------------     ----------------------
All American Equity                  $   666,354                 $    --
China Region Opportunity                 541,538                  22,596
World Gold                            17,392,721                      --
Gold Shares                            5,367,075                      --

The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2001.

NOTE 4: RISKS OF CONCENTRATIONS

China Region Opportunity may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

The investment policies of Gold Shares and World Gold present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    December 31, 2001
--------------------------------------------------------------------------------


NOTE 5: CREDIT ARRANGEMENTS

On March 1, 2000, each of the U.S. Global Investors Funds, along with other funds under common management, entered into revolving demand notes with Brown Brothers Harriman & Co. (BBH). On March 2, 2001, this agreement was replaced by a revolving credit facility with BBH. The following terms apply to both arrangements. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the fund's custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Investors Fund has a maximum borrowing limit of 5% of its net asset value. There were no borrowings under the revolving credit facility at December 31, 2001.

NOTE 6: SHARES OF BENEFICIAL INTEREST

At December 31, 2001, individual shareholders holding more than 5% of outstanding shares comprised 12.48% of the Near-Term Tax Free Fund and 11.57% of the Tax Free Fund.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED) AND EACH YEAR
ENDED JUNE 30,

                                               12/01       2001       2000       1999       1998       1997
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          .01        .05        .04        .04        .04        .04
  Net realized and unrealized gain (loss)         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .01        .05        .04        .04        .04        .04
                                            --------   --------   --------   --------   --------   --------
Distributions
  From net investment income                    (.01)      (.05)      (.04)      (.04)      (.04)      (.04)
  From net realized gains                         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total distributions                           (.01)      (.05)      (.04)      (.04)      (.04)      (.04)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)       1.00%      4.59%      4.49%      3.92%      4.55%      4.35%
Ratios to Average Net Assets (b):
  Net investment income                         1.95%      4.62%      4.33%      3.87%      4.37%      4.22%
  Total expenses                                1.03%      1.06%      1.04%      1.01%       .96%      1.04%

Net assets, end of period (in thousands)    $126,195   $130,832   $137,172   $155,767   $149,421   $231,882

U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/01       2001       2000       1999       1998       1997
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          .01        .05        .05        .05        .05        .05
  Net realized and unrealized gain (loss)         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .01        .05        .05        .05        .05        .05
                                            --------   --------   --------   --------   --------   --------
Distributions
  From net investment income                    (.01)      (.05)      (.05)      (.05)      (.05)      (.05)
  From net realized gains                         --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total distributions                           (.01)      (.05)      (.05)      (.05)      (.05)      (.05)

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)       1.40%      5.42%      5.44%      4.90%      5.38%      5.27%
Ratios to Average Net Assets (b)(c):
  Net investment income                         2.76%      5.41%      5.26%      4.78%      5.25%      5.13%
  Total expenses                                 .59%       .60%       .60%       .61%       .67%       .70%
  Expenses reimbursed or offset                 (.15)%     (.20)%     (.20)%     (.30)%     (.36)%     (.41)%
  Net expenses                                   .44%       .40%       .40%       .31%       .31%       .29%

Net assets, end of period (in thousands)    $748,127   $782,242   $755,140   $790,148   $761,518   $691,769

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investments at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED) AND EACH YEAR
ENDED JUNE 30,

                                               12/01      2001      2000      1999      1998      1997
NET ASSET VALUE, BEGINNING OF PERIOD          $10.61    $10.31    $10.47    $10.64    $10.49    $10.38
--------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          .20       .43       .44       .42       .43       .48
  Net realized and unrealized gain (loss)        .00       .30      (.17)     (.17)      .19       .12
                                              ------    ------    ------    ------    ------    ------
  Total from investment activities               .20       .73       .27       .25       .62       .60
                                              ------    ------    ------    ------    ------    ------
Distributions
  From net investment income                    (.20)     (.43)     (.43)     (.42)     (.47)     (.49)
  From net realized gains                         --        --        --        --        --        --
                                              ------    ------    ------    ------    ------    ------
  Total distributions                           (.20)     (.43)     (.43)     (.42)     (.47)     (.49)

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.61    $10.61    $10.31    $10.47    $10.64    $10.49
--------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)       1.86%     7.21%     2.65%     2.35%     6.02%     5.85%
Ratios to Average Net Assets (b)(c):
  Net investment income                         3.68%     4.15%     4.10%     3.93%     4.12%     4.67%
  Total expenses                                2.53%     2.72%     2.45%     2.25%     1.83%     1.92%
  Expenses reimbursed or offset                (1.83)%   (2.02)%   (1.75)%   (1.55)%   (1.13)%   (1.52)%
  Net expenses                                   .70%      .70%      .70%      .70%      .70%      .40%
Portfolio turnover rate                            7%       23%       24%       38%       39%      103%

Net assets, end of period (in thousands)      $6,690    $6,035    $5,222    $7,411    $8,061    $7,360

TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED) AND EACH
YEAR ENDED JUNE 30,

                                             12/01      2001      2000      1999      1998      1997

NET ASSET VALUE, BEGINNING OF PERIOD        $11.95    $11.38    $11.80    $12.20    $11.89    $11.58
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        .25       .53       .56       .55       .57       .59
  Net realized and unrealized gain
    (loss)                                    (.09)      .57      (.39)     (.37)      .33       .31
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities             .16      1.10       .17       .18       .90       .90
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.25)     (.53)     (.55)     (.55)     (.59)     (.59)
  From net realized gains                       --        --      (.04)     (.03)       --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.25)     (.53)     (.59)     (.58)     (.59)     (.59)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.86    $11.95    $11.38    $11.80    $12.20    $11.89
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)     1.31%     9.81%     1.57%     1.39%     7.71%     7.93%
Ratios to Average Net Assets (b)(c):
  Net investment income                       4.11%     4.50%     4.80%     4.54%     4.77%     5.00%
  Total expenses                              1.46%     1.53%     1.53%     1.45%     1.45%     1.46%
  Expenses reimbursed or offset               (.76)%    (.83)%    (.83)%    (.75)%    (.75)%   (1.06)%
  Net expenses                                 .70%      .70%      .70%      .70%      .70%      .40%
Portfolio turnover rate                         14%       19%       16%       42%       49%       87%

Net assets, end of period (in thousands)   $20,577   $20,248   $18,380   $24,042   $21,400   $18,327

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investments at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/01      2001      2000      1999      1998      1997
NET ASSET VALUE, BEGINNING OF PERIOD        $25.44    $45.18    $44.78    $38.80    $31.34    $24.55
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         --       .08       .33       .26       .38       .38
  Net realized and unrealized gain
    (loss)                                   (1.81)   (11.42)      .90      7.10      8.06      7.64
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities           (1.81)   (11.34)     1.23      7.36      8.44      8.02
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                  (.01)     (.08)     (.33)     (.25)     (.37)     (.43)
  In excess of net investment income            --        --        --      (.01)     (.03)       --
  From net realized gains                       --     (7.51)     (.50)    (1.12)     (.58)     (.80)
  In excess of net realized gains               --      (.81)       --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                         (.01)    (8.40)     (.83)    (1.38)     (.98)    (1.23)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $23.62    $25.44    $45.18    $44.78    $38.80    $31.34
------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)    (7.11)%  (27.96)%    2.72%    19.49%    27.31%    33.68%
Ratios to Average Net Assets (b)(c):
  Net investment income                        .04%      .25%      .28%      .66%     1.03%     1.51%
  Total expenses                              2.23%     1.69%     1.53%     1.56%     1.61%     1.81%
  Expenses reimbursed or offset               (.80)%    (.69)%    (.53)%    (.56)%    (.64)%   (1.14)%
  Net expenses                                1.43%     1.00%     1.00%     1.00%      .97%      .67%
Portfolio turnover rate                         39%       85%       21%       25%       24%        7%
Net assets, end of period (in thousands)    $24,429   $26,942   $44,038   $53,202   $34,671   $25,478

CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/01      2001      2000      1999      1998      1997
NET ASSET VALUE, BEGINNING OF PERIOD         $4.92     $6.11     $5.58     $4.09     $8.60     $6.43
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                (.04)     (.04)     (.02)     (.03)      .03       .05
  Net realized and unrealized gain
    (loss)                                    (.72)    (1.09)      .55      1.55     (4.49)     2.15
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            (.76)    (1.13)      .53      1.52     (4.46)     2.20
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --        --        --      (.05)     (.03)
  In excess of net investment income            --      (.06)       --      (.03)       --        --
  From net realized gains                       --        --        --        --        --        --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                           --      (.06)       --      (.03)     (.05)     (.03)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $4.16     $4.92     $6.11     $5.58     $4.09     $8.60
------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)   (15.45)%  (18.45)%    9.50%    37.50%   (52.06)%   34.38%
Ratios to Average Net Assets (b)(c):
  Net investment income                      (1.87)%    (.56)%    (.40)%   (1.18)%     .39%      .87%
  Total expenses                              3.90%     3.04%     3.10%     4.41%     2.60%     2.54%
  Expenses reimbursed or offset                 --        --        --        --        --      (.32)%
  Net expenses                                3.90%     3.04%     3.10%     4.41%     2.60%     2.22%
Portfolio turnover rate                          5%        4%       40%       13%       17%       24%
Net assets, end of period (in thousands)   $11,732   $15,123   $21,273   $29,156   $19,460   $42,099

(a) Total returns for period less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investments at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/01      2001      2000      1999      1998      1997
NET ASSET VALUE, BEGINNING OF PERIOD         $4.01     $3.88     $4.01     $4.47     $7.33     $6.98
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                         (.04)     (.06)     (.08)     (.07)     (.01)     (.05)
  Net realized and unrealized gain
    (loss)                                    (.20)      .19      (.05)     (.15)    (1.95)     1.34
                                           -------   -------   -------   -------   -------   -------
  Total from investment activities            (.24)      .13      (.13)     (.22)    (1.96)     1.29
                                           -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                    --        --        --        --        --      (.04)
  From net realized gains                       --        --        --        --      (.04)     (.90)
  In excess of net realized gains               --        --        --      (.24)     (.86)       --
                                           -------   -------   -------   -------   -------   -------
  Total distributions                           --        --        --      (.24)     (.90)     (.94)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $3.77     $4.01     $3.88     $4.01     $4.47     $7.33
------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)    (5.99)%    3.35%    (3.24)%   (4.12)%  (29.79)%   18.96%
Ratios to Average Net Assets (b)(c):
  Net investment income                      (1.85)%   (1.47)%   (1.87)%   (1.83)%   (1.51)%    (.76)%
  Total expenses                              4.41%     3.61%     3.79%     4.34%     2.42%     2.34%
  Expenses reimbursed or offset                 --        --        --        --      (.04)%    (.04)%
  Net expenses                                4.41%     3.61%     3.79%     4.34%     2.38%     2.30%
Portfolio turnover rate                         32%       65%       55%      153%      192%       52%
Net assets, end of period (in thousands)   $10,533   $11,887   $13,530   $16,964   $18,958   $29,983

WORLD GOLD FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                             12/01      2001      2000      1999       1998       1997
NET ASSET VALUE, BEGINNING OF PERIOD         $5.28     $6.43     $7.79     $9.86     $15.95     $21.12
--------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                (.07)     (.10)     (.01)      .02       (.05)      (.12)
  Net realized and unrealized gain
    (loss)                                     .22     (1.03)    (1.35)    (2.08)     (5.90)     (3.94)
                                           -------   -------   -------   -------   --------   --------
  Total from investment activities             .15     (1.13)    (1.36)    (2.06)     (5.95)     (4.06)
                                           -------   -------   -------   -------   --------   --------
Distributions
  From net investment income                    --        --        --      (.01)        --      (1.11)
  In excess of net investment income            --      (.02)       --        --       (.14)        --
  From net realized gains                       --        --        --        --         --         --
                                           -------   -------   -------   -------   --------   --------
  Total distributions                           --      (.02)       --      (.01)      (.14)     (1.11)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $5.43     $5.28     $6.43     $7.79      $9.86     $15.95
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account fees) (a)     2.84%   (17.54)%  (17.46)%  (20.89)%   (37.41)%   (20.10)%
Ratios to Average Net Assets (b)(c):
  Net investment income                      (2.21)%   (1.51)%   (1.41)%     .27%      (.72)%     (.60)%
  Total expenses                              3.08%     2.86%     2.50%     2.18%      1.74%      1.54%
  Expenses reimbursed or offset                 --        --        --      (.06)%       --       (.02)%
  Net expenses                                3.08%     2.86%     2.50%     2.12%      1.74%      1.52%
Portfolio turnover rate                         30%       68%       93%      252%        43%        40%
Net assets, end of period (in thousands)   $41,407   $42,455   $57,019   $96,057   $149,759   $187,466

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investments at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

GOLD SHARES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/01      2001      2000      1999     1998*     1997*
NET ASSET VALUE, BEGINNING OF PERIOD          $2.83     $2.92     $3.42     $3.79     $9.40    $18.40
-------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                 (.05)     (.09)     (.15)     (.11)      .01       .40
  Net realized and unrealized gain (loss)       .12        --      (.35)     (.26)    (5.50)    (8.90)
                                            -------   -------   -------   -------   -------   -------
  Total from investment activities              .07      (.09)     (.50)     (.37)    (5.49)    (8.50)
                                            -------   -------   -------   -------   -------   -------
Distributions
  From net investment income                     --        --        --        --      (.11)     (.50)
  In excess of net investment income             --        --        --        --      (.01)       --
  From net realized gains                        --        --        --        --        --        --
                                            -------   -------   -------   -------   -------   -------
  Total distributions                            --        --        --        --      (.12)     (.50)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $2.90     $2.83     $2.92     $3.42     $3.79     $9.40
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)      2.47%    (3.08)%  (14.62)%   (9.76)%  (58.83)%  (46.49)%
Ratios to Average Net Assets (b)(c):
  Net investment income                       (3.81)%   (2.93)%   (3.98)%   (2.88)%     .53%     2.68%
  Total expenses                               6.06%     5.79%     5.74%     5.59%     2.67%     1.84%
  Expenses reimbursed or offset                  --        --        --      (.35)%    (.20)%    (.04)%
  Net expenses                                 6.06%     5.79%     5.74%     5.24%     2.47%     1.80%
Portfolio turnover rate                          41%       95%       82%      388%      220%       44%

Net assets, end of period (in thousands)    $23,327   $22,231   $25,836   $38,286   $46,251   $79,598

* The values shown above for the periods have been adjusted to reflect the 1-for-10 reverse stock split, which was effective on July 1, 1998.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investments at the net asset value at the end of the period.

(b) Ratios are annualized for periods less than one year.

(c) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

                See accompanying notes to financial statements.

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